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TAX-EXEMPT INCOME
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Alliance Municipal
Income Fund II

Annual Report
September 30, 2001

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
November 5, 2001

Dear Shareholder:

This report provides municipal market activity and investment results for Alliance Municipal Income Fund II for the annual reporting period ended September 30, 2001.

Investment Objectives and Policies

The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

INVESTMENT RESULTS*
Periods Ended September 30, 2001

                                                  ------------------------------
                                                          Total Returns
                                                  ------------------------------
                                                                       Overall
                                                    6           12   Morningstar
Portfolio                                         Months      Months  Ratings**
--------------------------------------------------------------------------------
Arizona                                            3.62%       8.56%       5
--------------------------------------------------------------------------------
Florida                                            3.55%       9.71%       4
--------------------------------------------------------------------------------
Massachusetts                                      3.73%       9.92%       4
--------------------------------------------------------------------------------
Michigan                                           4.83%      10.11%       5
--------------------------------------------------------------------------------
Minnesota                                          3.17%       9.44%       5
--------------------------------------------------------------------------------
New Jersey                                         1.29%       7.33%       3
--------------------------------------------------------------------------------
Ohio                                               1.75%       8.04%       4
--------------------------------------------------------------------------------
Pennsylvania                                       4.62%      11.11%       4
--------------------------------------------------------------------------------
Virginia                                           2.64%       7.32%       4
--------------------------------------------------------------------------------
Number of Funds in Morningstar
Municipal Bond Fund Category                                            1649
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index               3.48%      10.40%
--------------------------------------------------------------------------------
* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of Class A shares as of September 30, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including an Alliance mutual fund. Past performance is no guarantee of future results.

      Additional performance information can be found on pages 2-3 and 7-15.

** Morningstar proprietary ratings reflect historical risk-adjusted performance for each Portfolio's Class A shares as of September 30, 2001. Each Portfolio's 3- and 5-year Morningstar ratings were: Arizona 4 stars and 5 stars; Florida 3 stars and 4 stars; Massachusetts 3 stars and 5 stars; Michigan 4 stars and 5 stars; Minnesota 4 stars


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      and 5 stars; New Jersey 3 stars and 3 stars; Ohio 3 stars and 5 stars; Pennsylvania 3 stars and 4 stars; Virginia 3 stars and 5 stars among 1649 municipal bond funds for the 3-year period and among 1442 municipal bond funds for the 5-year period. These ratings may change monthly and are calculated from each Portfolio's 3-year, 5-year and overall average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects portfolio performance below 90-day Treasury bill returns. If the Portfolio scores in the top 10% of its class, it receives 5 stars; if it falls in the next 22.5%, it receives 4 stars; a place in the middle 35% earns it 3 stars; if it falls in the next 22.5%, it receives 2 stars; and if it scores at the bottom 10%, it gets 1 star. Ratings can change monthly. Each Portfolio's SEC average annual total returns can be found on page 14.

ALLIANCE MUNICIPAL INCOME FUND II - CLASS A SHARES
Periods Ended September 30, 2001

                                                                         Since
                            1 Year         3 Year         5 Year       Inception
                            Lipper         Lipper         Lipper        Lipper
Portfolio                  Rankings*      Rankings*      Rankings*     Rankings*
--------------------------------------------------------------------------------
Arizona                      29/43          3/38           1/36          1/21
--------------------------------------------------------------------------------
Florida                      32/63          10/61          1/56          1/23
--------------------------------------------------------------------------------
Massachusetts                28/55          9/50           1/45          1/32
--------------------------------------------------------------------------------
Michigan                     10/46          1/41           1/36          1/26
--------------------------------------------------------------------------------
Minnesota                    11/50          1/46           1/45          1/19
--------------------------------------------------------------------------------
New Jersey                   51/53          16/51          3/44          3/24
--------------------------------------------------------------------------------
Ohio                         35/47          16/43          3/99          6/23
--------------------------------------------------------------------------------
Pennsylvania                 6/62           5/60           1/55          1/34
--------------------------------------------------------------------------------
Virginia                     35/37          13/36          1/33          1/27
--------------------------------------------------------------------------------
* Lipper Rankings are based on the Portfolio's return among the returns of its peer group of funds, as represented by the respective state-specific Lipper Municipal Debt Funds Average. Funds in the Lipper averages generally have similar investment objectives to the Fund, although some may have different investment policies. Fund portfolio inception dates are: Arizona (6/1/94); Florida (6/25/93); Massachusetts (3/29/94); Michigan (2/25/94); Minnesota (6/25/93); New Jersey (6/25/93); Ohio (6/25/93); Pennsylvania (6/25/93); and Virginia (4/29/94). An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
2 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

MUNICIPAL INCOME FUND II--CLASS A SHARES
COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
Periods Ended September 30, 2001

                                                                    Fund
                    Fund                    Fund                  Portfolio
                 Portfolio                Portfolio                 Total       Lipper
                   Total       Lipper       Total      Lipper      Returns     Average
                  Returns      Average     Returns     Average      Since       Since
Portfolio        12 Months    12 Months    5 Years     5 Years    Inception  Inception**
----------------------------------------------------------------------------------------
Arizona             8.56%       9.09%       6.80%       5.44%       7.07%       6.03%
----------------------------------------------------------------------------------------
Florida             9.71%       9.52%       6.42%       5.45%       5.90%       5/23%
----------------------------------------------------------------------------------------
Massachusetts       9.92%      10.08%       6.68%       5.53%       7.72%       6.03%
----------------------------------------------------------------------------------------
Michigan           10.11%       9.60%       7.25%       5.47%       7.14%       5.33%
----------------------------------------------------------------------------------------
Minnesota           9.44%       8.98%       6.52%       5.26%       5.75%       5.15%
----------------------------------------------------------------------------------------
New Jersey          7.33%       9.42%       6.08%       5.39%       5.64%       5.12%
----------------------------------------------------------------------------------------
Ohio                8.04%       8.97%       6.28%       5.35%       5.64%       5.20%
----------------------------------------------------------------------------------------
Pennsylvania       11.11%       9.53%       6.60%       5.36%       6.18%       5.20%
----------------------------------------------------------------------------------------
Virginia            7.32%       8.81%       6.53%       5.52%       7.19%       6.00%
----------------------------------------------------------------------------------------

*     Total returns for the Fund's portfolios are based on the net asset value
      (NAV) of Class A shares as of September 30, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results. The state specific Lipper Municipal Debt Funds Averages have generally similar investment objectives to the Fund's portfolios, although some may have different investment policies. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.

**    Fund portfolio since inception dates can be found on page 2.

Investment Results

Each of the Fund's portfolios' Class A share total returns at net asset value
(NAV) for the six- and 12-month periods ended September 30, 2001 is shown on the first page along with the Fund's benchmark, the Lehman Brothers Municipal Bond Index. This is accompanied by a comparison to the portfolios' peer groups, as measured by the Lipper Municipal Debt Funds Average for each state. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The Lipper Municipal Debt Funds Average is comprised of funds with generally similar investment objectives to the Fund's portfolios, although some may have different investment policies.

Over the long-term, all of the Fund's portfolios outperformed their respective Lipper peer group average as demonstrated by the "since inception returns" in the accompanying table. Over the last 12 months, less than half of the portfolios exceeded their Lipper peer group averages. In addition, most of the portfolios underperformed the Lehman Municipal Bond Index for the same time period.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

When comparing a single-state municipal bond portfolio to the Lehman Municipal Bond Index, currently composed of 41,846 bond issues from across the U.S., it is important to note that the composition and performance characteristics are significantly different. Alternatively, a comparison of the portfolios to their respective Lipper peer groups may well be more meaningful.

The relative performance of the portfolios over the course of the last 12 months has largely been a function of their more defensive structuring. In general, we have focused our investment activity on premium (higher) coupon structures and sector selection in an attempt to maximize a portfolio's tax-exempt income, while minimizing its price volatility. In a falling rate environment, a portfolio designed as such would be expected to lag the performance of a portfolio possessing a relative overweighting in discount (lower) coupon bonds. Despite this underperformance, we believe the portfolios are correctly structured for the longer term. In addition, as a result of the tragic events of September 11, a number of the portfolios were adversely affected due to their holdings in municipal bonds related to airport facilities backed directly by specific airlines.

Market Overview

Municipal bonds delivered strong relative performance over the past 12 months compared to other fixed income sectors. For the 12-month period ended September 30, 2001, the Lehman Brothers Municipal Bond Index return was 10.40% which is a taxable equivalent return of approximately 13.70%. In comparison, the Lehman Brothers Aggregate Bond Index, encompassing most taxable bond sectors, returned 12.95%. The overall fixed income market benefited from the slowing economy, aggressive rate cuts by the Federal Reserve, and an investor "flight to quality" in the wake of the terrorist attacks of September 11. Municipal bonds received an additional push from individual investors seeking stability in a volatile environment for stocks and from a dearth of new issues to satisfy the increased demand.

During the past year, individual investors reallocated assets from equities and high yield corporate bonds into municipals, attracted by the significant tax benefit offered by municipals in addition to perceived credit stability. Coincident with these new money flows into the market, an estimated $255 billion of proceeds from maturing bond issues and scheduled coupon payments flowed to municipal bond investors. Investors typically reinvest a large percentage of their principal and interest payments into the municipal market, further strengthening demand. Although the available supply of newly issued municipal bonds (typically the major source of bonds available for purchase) increased compared to last year, state-by-state comparisons were uneven. For example, new issuance from New Jersey borrowers was down 24% year-over-year, leading to a shortage of bonds in that particular market. Similarly, the postponement of several large new issues expected to come to market, including $12 billion of expected supply in California alone, further exacerbated technical imbalances in the municipal market.


--------------------------------------------------------------------------------
4 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

The imbalance of supply and demand in the municipal market will be somewhat alleviated over the next several quarters as city and state governments see declines in tax receipts caused by the overall slowdown in the economy. In 1999 and 2000, strong personal income growth, fueled by individuals exercising stock options granted by their employers, contributed to budget surpluses in many locations. Sales tax revenues have also declined from prior levels, while property taxes have reached a plateau. This should lead to an increase in borrowing needs for state and local governments in 2002 and beyond. The extent to which this increased supply will correct current market imbalances is unknown, but record-setting levels of new issuance will be required if current demand is to be fully satisfied.

Investment Strategy

The Alliance Capital portfolio management team follows a bottom-up, value-oriented approach to managing your money. We select securities for the portfolios that offer good value relative to our assessment of the issuer's credit quality, and look for structural features such as call protection that enhance a security's price appreciation potential. For fiscal 2001, we identified lower-rated bonds as offering good value, as their yield advantage over higher-rated paper more than offset the incremental credit risk they present. We also anticipated that, because tax receipts typically lag the economic cycle, a downturn in the U.S. economy would not immediately impact municipal bond credit quality. In anticipation of these changes, we positioned the portfolios to be fully invested in long-term bonds with an overweight position in lower-rated securities. Mirroring this strategy for new bond purchases was our selection criteria for identifying existing investments to be sold, which for 2001 focused on high quality bonds with poor call protection. Anticipating that a lower rate environment would allow municipalities to refinance their callable bonds, we attempted to sell any position that was likely to be called in the near-term, or that had fully appreciated due to credit improvement.

Another important feature of our portfolio strategy is seeking to minimize any potential tax payments generated by realizing capital gains. Because of our value-oriented approach, we will often need to offset capital gains from our fully appreciated positions with losses from underperforming securities. We utilize a technique known as tax swapping among the various portfolios to offset gains with losses, while replacing the bonds sold at a loss with higher yielding or more call-protected securities. By using this technique, we are better able to achieve our stated goal of delivering the highest level of tax-free total return possible.

Outlook

The outlook for the municipal bond market remains favorable, with declining credit quality offset by continuing strong investor demand for tax-exempt income. Issuance levels from specific states will cause some price volatility for single-state portfolios, but we look forward to any potential supply/demand imbalances as opportunities to buy or sell bonds, as appropriate. The pending recovery of the U.S. economy will also influence returns in 2002, but


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 5

----------------------
LETTER TO SHAREHOLDERS
----------------------

the continuing technical imbalance in the municipal market will likely boost municipal returns compared to taxable alternatives. Overall, we anticipate for 2002 that municipal bonds will deliver strong relative and absolute results, but will require careful monitoring on a state-by-state basis in order to take full advantage of the current market environment.

The Alliance Municipal Income team is proud of our excellent long-term investment record. We look forward to the opportunity to serve our shareholders over the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Susan P. Keenan

Susan P. Keenan
Senior Vice President

[PHOTO          John D.
OMITTED]        Carifa

[PHOTO          Susan P.
OMITTED]        Keenan

Susan P. Keenan, Portfolio Manager, heads the Municipal Bond Department. She has over 20 years of investment experience.


--------------------------------------------------------------------------------
6 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Arizona Portfolio
6/30/94 - 9/30/01

Arizona Portfolio Class A at NAV: $16,593
Arizona Portfolio Class A at offering: $15,887
Lipper AZ Muni Funds Average: $15,296

[The following table was depicted as a mountain chart in the printed material.]

           Arizona Portfolio                   Lipper AZ Muni Funds Average
       ----------------------------------------------------------------------
6/30/94         $ 9,574                                  $10,000
9/30/94         $ 9,595                                  $10,043
9/30/95         $10,704                                  $11,073
9/30/96         $11,435                                  $11,691
9/30/97         $12,640                                  $12,676
9/30/98         $13,846                                  $13,681
9/30/99         $13,783                                  $13,398
9/30/00         $14,634                                  $14,063
9/30/01         $15,887                                  $15,296


Florida Portfolio
6/30/93 - 9/30/01

Florida Portfolio Class A at NAV: $16,067
Florida Portfolio Class A at offering: $15,390
Lipper FL Muni Funds Average: $15,267

[The following table was depicted as a mountain chart in the printed material.]

            Florida Portfolio              Lipper FL Muni Funds Average
       ------------------------------------------------------------------------
6/30/93          $ 9,579                             $10,000
9/30/93          $ 9,971                             $10,358
9/30/94          $ 9,170                             $ 9,909
9/30/95          $10,495                             $10,973
9/30/96          $11,276                             $11,622
9/30/97          $12,419                             $12,565
9/30/98          $13,533                             $13,614
9/30/99          $13,347                             $13,252
9/30/00          $14,028                             $13,906
9/30/01          $15,390                             $15,267


Massachusetts Portfolio
3/31/94 - 9/30/01

Massachusetts Portfolio Class A at NAV: $17,476
Massachusetts Portfolio Class A at offering: $16,739
Lipper MA Muni Funds Average: $15,526

[The following table was depicted as a mountain chart in the printed material.]

        Massachusetts Portfolio                Lipper MA Muni Funds Average
       ------------------------------------------------------------------------
3/31/94         $ 9,579                                  $10,000
9/30/94         $ 9,975                                  $10,116
9/30/95         $10,991                                  $11,088
9/30/96         $12,117                                  $11,761
9/30/97         $13,467                                  $12,769
9/30/98         $14,704                                  $13,824
9/30/99         $14,521                                  $13,421
9/30/00         $15,228                                  $14,082
9/30/01         $16,739                                  $15,526


Please see mountain chart footnotes on page 10.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 7

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Michigan Portfolio
2/28/94 - 9/30/01

Michigan Portfolio Class A at NAV: $16,895
Michigan Portfolio Class A at offering: $16,183
Lipper MI Muni Funds Average: $14,844

[The following table was depicted as a mountain chart in the printed material.]

            Michigan Portfolio                 Lipper MI Muni Funds Average
       ------------------------------------------------------------------------
2/28/94         $ 9,579                                $10,000
9/30/94         $ 9,268                                $ 9,680
9/30/95         $10,603                                $10,642
9/30/96         $11,402                                $11,259
9/30/97         $12,662                                $12,199
9/30/98         $13,810                                $13,201
9/30/99         $13,814                                $12,850
9/30/00         $14,697                                $13,507
9/30/01         $16,183                                $14,844


Minnesota Portfolio
6/30/93 - 9/30/01

Minnesota Portfolio Class A at NAV: $15,876
Minnesota Portfolio Class A at offering: $15,207
Lipper MN Muni Funds Average: $15,137

[The following table was depicted as a mountain chart in the printed material.]

           Minnesota Portfolio                Lipper MN Muni Funds Average
       ------------------------------------------------------------------------
6/30/93         $ 9,579                                  $10,000
9/30/93         $ 9,994                                  $10,350
9/30/94         $ 9,460                                  $10,018
9/30/95         $10,370                                  $10,934
9/30/96         $11,091                                  $11,529
9/30/97         $12,192                                  $12,468
9/30/98         $13,160                                  $13,445
9/30/99         $13,097                                  $13,198
9/30/00         $13,895                                  $13,858
9/30/01         $15,207                                  $15,137


New Jersey Portfolio
6/30/93 - 9/30/01

New Jersey Portfolio Class A at NAV: $15,749
New Jersey Portfolio Class A at offering: $15,103
Lipper NJ Muni Funds Average: $15,085

[The following table was depicted as a mountain chart in the printed material.]

           New Jersey Portfolio                 Lipper NJ Muni Funds Average
       ------------------------------------------------------------------------
6/30/93         $ 9,579                                    $10,000
9/30/93         $10,004                                    $10,345
9/30/94         $ 9,331                                    $ 9,913
9/30/95         $10,536                                    $10,896
9/30/96         $11,227                                    $11,496
9/30/97         $12,352                                    $12,465
9/30/98         $13,384                                    $13,485
9/30/99         $13,346                                    $13,177
9/30/00         $14,056                                    $13,806
9/30/01         $15,085                                    $15,103


Please see mountain chart footnotes on page 10.


--------------------------------------------------------------------------------
8 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Ohio Portfolio
6/30/93 - 9/30/01

Ohio Portfolio Class A at NAV: $15,739
Ohio Portfolio Class A at offering: $15,204
Lipper OH Muni Funds Average: $15,076

[The following table was depicted as a mountain chart in the printed material.]

            Ohio Portfolio                  Lipper OH Muni Funds Average
       ------------------------------------------------------------------------
6/30/93        $ 9,579                                 $10,000
9/30/93        $ 9,976                                 $10,346
9/30/94        $ 9,334                                 $ 9,949
9/30/95        $10,419                                 $10,937
9/30/96        $11,120                                 $11,584
9/30/97        $12,410                                 $12,560
9/30/98        $13,440                                 $13,574
9/30/99        $13,347                                 $13,282
9/30/00        $13,953                                 $13,922
9/30/01        $15,076                                 $15,204

Pennsylvania Portfolio
6/30/93 - 9/30/01

Pennsylvania Portfolio Class A at NAV: $16,422
Pennsylvania Portfolio Class A at offering: $15,730
Lipper PA Muni Funds Average: $15,200

[The following table was depicted as a mountain chart in the printed material.]

           Pennsylvania Portfolio               Lipper PA Muni Funds Average
       ------------------------------------------------------------------------
6/30/93          $ 9,579                                  $10,000
9/30/93          $ 9,973                                  $10,361
9/30/94          $ 9,473                                  $ 9,982
9/30/95          $10,565                                  $10,956
9/30/96          $11,428                                  $11,615
9/30/97          $12,668                                  $12,597
9/30/98          $13,772                                  $13,597
9/30/99          $13,437                                  $13,238
9/30/00          $14,157                                  $13,855
9/30/01          $15,730                                  $15,200


Please see mountain chart footnotes on page 10.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 9

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Virginia Portfolio
4/30/94 - 9/30/01

Virginia Portfolio Class A at NAV: $16,754
Virginia Portfolio Class A at offering: $16,048
Lipper VA Muni Funds Average: $15,420

[The following table was depicted as a mountain chart in the printed material.]

            Virginia Portfolio             Lipper VA Muni Funds Average
       ------------------------------------------------------------------------
4/30/94         $ 9,579                               $10,000
9/30/94         $ 9,510                               $10,027
9/30/95         $10,695                               $11,056
9/30/96         $11,699                               $11,730
9/30/97         $13,024                               $12,723
9/30/98         $14,280                               $13,786
9/30/99         $14,123                               $13,506
9/30/00         $14,954                               $14,171
9/30/01         $16,048                               $15,420


Each chart illustrates the total value of an assumed $10,000 investment in each of Alliance Municipal Income Fund II's Class A shares (since the closest month-end after each Portfolio's inception date through 9/30/01). The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at NAV (net asset value) does not reflect sales charges, which reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 21 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 23 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 32 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 26 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 19 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 24 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 23 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 34 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 27 funds. The funds tracked by Lipper Inc. have generally similar investment objectives to the applicable Alliance Municipal Income Fund II Portfolios, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund II.

When comparing an Alliance Municipal Income Fund II Portfolio to the corresponding Lipper Average, you should note that no charges are reflected in the performance of the Lipper Averages.

An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.


--------------------------------------------------------------------------------
10 o ALLIANCE MUNICIPAL INCOME FUND II

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
September 30, 2001

ARIZONA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

50.48% AAA
11.56% AA
 0.68% A                                  [PIE CHART OMITTED]
14.04% BBB
23.24% NR

INCEPTION DATE

(Class A Shares)
6/1/94

FLORIDA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

40.22% AAA
 6.14% AA
19.63% A                                  [PIE CHART OMITTED]
10.41% BBB
23.60% NR

INCEPTION DATE

(Class A Shares)
6/25/93

MASSACHUSETTS PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

41.38% AAA
18.66% AA
 1.95% A                                  [PIE CHART OMITTED]
32.75% BBB
 5.26% NR

INCEPTION DATE

(Class A Shares)
3/29/94

All data as of September 30, 2001. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 11

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
September 30, 2001

MICHIGAN PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

50.13% AAA
11.42% AA
18.73% A                                  [PIE CHART OMITTED]
15.05% BBB
 4.67% NR

INCEPTION DATE

(Class A Shares)
2/25/94

MINNESOTA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

47.50% AAA
32.97% AA
 3.76% A                                  [PIE CHART OMITTED]
 5.58% BBB
10.19% NR

INCEPTION DATE

(Class A Shares)
6/25/93

NEW JERSEY PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

51.46% AAA
 8.64% AA
17.94% A                                  [PIE CHART OMITTED]
14.21% BBB
 7.75% NR

INCEPTION DATE

(Class A Shares)
6/25/93

All data as of September 30, 2001. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
12 o ALLIANCE MUNICIPAL INCOME FUND II

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
September 30, 2001

OHIO PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

28.04% AAA
 1.51% AA
21.66% A                                  [PIE CHART OMITTED]
32.62% BBB
16.17% NR

INCEPTION DATE

(Class A Shares)
6/25/93

PENNSYLVANIA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

35.80% AAA
25.28% AA
 8.96% A                                  [PIE CHART OMITTED]
21.91% BBB
 8.05% NR

INCEPTION DATE

(Class A Shares)
6/25/93

VIRGINIA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

30.27% AAA
26.67% AA
15.16% A                                  [PIE CHART OMITTED]
14.51% BBB
13.39% NR

INCEPTION DATE

(Class A Shares)
4/29/94

All data as of September 30, 2001. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 13

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
Average Annual Total Returns as of September 30, 2001

                                                 NAV and SEC Total Returns
-------------------------------------------------------------------------------------------------
                                   Without Sales Charge                With Sales Charge
-------------------------------------------------------------------------------------------------
                                                      Since                               Since
                             1 Year      5 Years    Inception    1 Year      5 Years    Inception
-------------------------------------------------------------------------------------------------
Arizona Portfolio
  Class A                     8.56%       6.80%       7.07%       3.99%       5.87%       6.44%
  Class B                     7.76%       6.06%       6.33%       4.76%       6.06%       6.33%
  Class C                     7.76%       6.06%       6.33%       6.76%       6.06%       6.33%
Florida Portfolio
  Class A                     9.71%       6.42%       5.90%       5.08%       5.50%       5.35%
  Class B                     8.92%       5.66%       5.15%       5.92%       5.66%       5.15%
  Class C                     8.93%       5.66%       5.15%       7.93%       5.66%       5.15%
Massachusetts Portfolio
  Class A                     9.92%       6.68%       7.72%       5.25%       5.76%       7.10%
  Class B                     9.22%       5.97%       6.98%       6.22%       5.97%       6.98%
  Class C                     9.22%       5.97%       6.98%       8.22%       5.97%       6.98%
Michigan Portfolio
  Class A                    10.11%       7.25%       7.14%       5.44%       6.33%       6.54%
  Class B                     9.39%       6.49%       6.38%       6.26%       6.49%       6.38%
  Class C                     9.50%       6.52%       6.40%       8.50%       6.52%       6.40%
Minnesota Portfolio
  Class A                     9.44%       6.52%       5.75%       4.80%       5.58%       5.20%
  Class B                     8.61%       5.74%       5.17%       5.61%       5.74%       5.17%
  Class C                     8.82%       5.78%       5.00%       7.82%       5.78%       5.00%
New Jersey Portfolio
  Class A                     7.33%       6.08%       5.64%       2.77%       5.17%       5.10%
  Class B                     6.56%       5.32%       5.09%       3.56%       5.32%       5.09%
  Class C                     6.45%       5.32%       4.88%       5.45%       5.32%       4.88%
Ohio Portfolio
  Class A                     8.04%       6.28%       5.64%       3.49%       5.35%       5.09%
  Class B                     7.33%       5.53%       5.07%       4.33%       5.53%       5.07%
  Class C                     7.43%       5.55%       4.89%       6.43%       5.55%       4.89%
Pennsylvania Portfolio
  Class A                    11.11%       6.60%       6.18%       6.38%       5.67%       5.63%
  Class B                    10.25%       5.81%       5.63%       7.25%       5.81%       5.63%
  Class C                    10.25%       5.81%       5.41%       9.25%       5.81%       5.41%
Virginia Portfolio
  Class A                     7.32%       6.53%       7.19%       2.75%       5.60%       6.57%
  Class B                     6.62%       5.83%       6.47%       3.62%       5.83%       6.47%
  Class C                     6.62%       5.81%       6.46%       5.62%       5.81%       6.46%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1%, year 1 contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
14 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS
As of September 30, 2001

ALLIANCE MUNICIPAL INCOME FUND II

--------------------------------------------------------------------------------
                                                     Taxable Equivalent Yield in
                              30-Day SEC Yield*      36% Tax Bracket (at NAV)**
--------------------------------------------------------------------------------
Arizona Portfolio
  Class A                           4.50%                       8.31%
  Class B                           4.00%                       7.26%
  Class C                           4.00%                       7.26%
Florida Portfolio
  Class A                           4.64%                       8.09%
  Class B                           4.15%                       6.98%
  Class C                           4.15%                       6.98%
Massachusetts Portfolio
  Class A                           4.77%                       8.54%
  Class B                           4.28%                       7.48%
  Class C                           4.28%                       7.48%
Michigan Portfolio
  Class A                           4.51%                       8.19%
  Class B                           4.02%                       7.13%
  Class C                           4.03%                       7.13%
Minnesota Portfolio
  Class A                           4.67%                       8.87%
  Class B                           4.17%                       7.77%
  Class C                           4.15%                       7.75%
New Jersey Portfolio
  Class A                           4.38%                       8.69%
  Class B                           3.86%                       7.49%
  Class C                           3.86%                       7.49%
Ohio Portfolio
  Class A                           4.52%                       8.94%
  Class B                           4.00%                       7.81%
  Class C                           4.00%                       7.81%
Pennsylvania Portfolio
  Class A                           4.92%                       8.21%
  Class B                           4.09%                       7.14%
  Class C                           4.08%                       7.14%
Virginia Portfolio
  Class A                           4.73%                       8.67%
  Class B                           4.24%                       7.59%
  Class C                           4.25%                       7.59%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended September 30, 2001.

** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 15

------------------------
ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                           Principal
Poor's                                                  Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

Municipal Bonds-97.3%
       Arizona-89.3%
AAA    Arizona School Board
       (Fac Res) Ser 01
       5.00%, 7/01/19 .............................     $7,230        $7,279,381
Aaa    Arizona Student Loan Acquistion Authority
       (Student Loan Rev) Ser 99B-1 AMT
       5.90%, 5/01/24(b) ..........................      1,500         1,569,495
NR     Gilbert Res Mun Prop Corp.
       (Water & Wastewater Sys Rev)
       Sub Lien-Connection Dev Fee Ser 01
       6.40%, 4/01/16 .............................      1,500         1,510,830
AAA    Glendale IDR
       (Midwestern Univ)
       Connie Lee Ser 96A
       6.00%, 5/15/26 .............................        475           514,601
BBB+   Glendale IDR
       (Midwestern Univ) Ser 01A
       5.875%, 5/15/31 ............................      3,770         3,824,740
NR     Goodyear Assessment District #1
       (Palm Valley) Ser 96C
       7.25%, 7/01/16 .............................      4,935         5,320,029
NR     Goodyear Cmnty Fac District
       (Litchfield Pk Svc Proj) Ser 01
       6.375%, 7/15/26 ............................      3,250         3,225,592
NR     Goodyear Dev Auth Water & Sewer Rev
       (Litchfield Pk Svc Proj) Ser 99 AMT
       5.95%, 10/01/23 ............................      3,160         3,137,027
       (Litchfield Pk Svc Proj) Ser 01 AMT
       6.75%, 10/01/31 ............................      6,160         6,253,817
NR     Goodyear Spec. Assessment
       (Estrella Ranch Cmnty Proj) Ser 01A
       7.875%, 7/01/25 ............................      8,088         8,671,792
NR     Hassayampa Cmnty Fac District #1
       Spec. Assessment Lien Ser 96
       7.75%, 7/01/21 .............................      6,345         6,928,867
NR     Hassayampa Cmnty Fac District #2
       Spec. Assessment Lien Ser 00
       7.50%, 7/01/24 .............................      1,205         1,320,909
AAA    Maricopa Cnty GO School Dist No. 28
       (Kyrene Elem) FGIC Ser 95B
       6.00%, 7/01/14 .............................      2,000         2,172,800
AAA    Maricopa Cnty Hospital Rev
       (Catholic Healthcare Center) MBIA
       5.616%, 7/01/13(c) .........................      2,700         2,929,338


--------------------------------------------------------------------------------
16 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                               ARIZONA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                           Principal
Poor's                                                  Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

BBB    Maricopa Cnty IDR
       (Citizens Utilities) Ser 95 AMT
       6.20%, 5/01/30 .............................    $ 8,550       $ 8,049,654
AA     Maricopa Cnty MFHR
       (Avalon Apts Proj) Asset Gty Ser 00A
       6.35%, 4/01/30 .............................      1,550         1,628,755
AAA    Maricopa Cnty MFHR
       (Syl-Mar Apts Proj) GNMA Ser 01 AMT
       6.10%, 4/20/36(b) ..........................      2,470         2,599,551
AAA    Maricopa Cnty SFMR
       GNMA/FNMA/FHLMC Ser 01B-1 AMT
       5.00%, 3/01/33 .............................      2,115         2,136,235
       GNMA/FNMA/FHLMC Ser 00C-1 AMT
       6.25%, 12/01/30 ............................      1,345         1,433,017
AAA    Mesa Cnty Health Care Fac
       (Discovery Hlth Sys) MBIA Ser 99A
       5.75%, 1/01/25 .............................     15,000        15,857,550
A+     Mohave Cnty IDR
       (Cargill/North Star Steel) Ser 95A AMT
       6.70%, 3/01/20 .............................     11,000        11,898,480
AAA    Mohave Cnty MFHR
       (Chris Ridge & Silver) GNMA Ser 96
       6.375%, 11/01/31 ...........................      1,000         1,067,600
AA+    Phoenix Excise Tax Rev
       (Civic Plaza Bldg Corp) Sr Lien Ser 94
       6.00%, 7/01/12 .............................      1,015         1,111,800
AA     Phoenix MFHR
       (Woodstone & Silver Springs)
       Asset Gty Ser 93
       6.25%, 4/01/23 .............................      3,000         3,099,480
AAA    Phoenix SFMR
       FNMA/GNMA/FHLMC Ser 00B-1 AMT
       7.35%, 6/01/31 .............................      1,990         2,329,454
B+     Pima Cnty IDR
       (Tucson Electric Pwr) Ser 97C
       6.00%, 9/01/29 .............................      1,750         1,712,795
AAA    Pima Cnty MFHR
       (La Hacienda) GNMA Ser 99
       7.00%, 12/20/31 ............................      1,290         1,466,253
AAA    Pima Cnty SFMR
       GNMA/FNMA/FHLMC Ser 97A AMT
       6.25%, 11/01/30 ............................      1,630         1,706,887
       Pima Cnty SFMF FNMA Ser 99B-1 AMT
       6.10%, 5/01/31 .............................      3,830         3,992,277
       GNMA/FNMA/FHLMC Ser 01A-1 AMT
       5.35%, 11/01/24 ............................      1,000         1,002,180


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 17

------------------------
ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                           Principal
Poor's                                                  Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    Pinal Cnty Prop Corp.
       AMBAC Ser 01
       5.125%, 6/01/21 ............................     $1,000      $  1,014,290
A      Show Low Assessment District #6
       (Torreon)
       6.00%, 1/01/18 .............................      1,000         1,037,870
AAA    Tempe MFHR
       (Quadrangles) FHA Ser 93
       6.25%, 6/01/26 .............................      5,150         5,320,774
AAA    Tucson Airport Auth Rev
       AMBAC Ser 01 AMT
       5.35%, 6/01/31 .............................      6,575         6,564,809
AAA    Tucson & Pima Cnty SFMR
       GNMA/FNMA/FHLMC Ser 01-A1 AMT
       4.65%, 1/01/34 .............................      9,000         9,678,150
AAA    Yuma Dev Auth Hosp Rev
       (Regional Med Ctr) FSA Ser 01
       5.00%, 8/01/31 .............................      1,500         1,486,110
                                                                    ------------
                                                                     140,853,189
                                                                    ------------

       Florida-4.9%
A      Fiddler's Creek Cmnty Dev District
       Spec. Assessment Lien Ser 99B
       5.80%, 5/01/21(e) ..........................      7,940         7,740,230
                                                                    ------------

       Michigan-3.1%
BB-    Detroit Fin Auth
       (Tax Increment) Ser 98A
       5.50%, 5/01/21 .............................      5,570         4,808,525
                                                                    ------------

       Total Investments-97.3%
         (cost $147,972,001) ......................                  153,401,944
       Other assets less liabilities-2.7% .........                    4,289,883
                                                                    ------------

       Net Assets-100% ............................                 $157,691,827
                                                                    ============

See footnote summary on page 40.

See Glossary of Terms on page 40.

See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                               FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                           Principal
Poor's                                                  Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

       Municipal Bonds-98.8%
       Florida-98.8%
NR     Clay Cnty Cmnty Dev Dist
       (Crossings at Flemings Island)
       Spec. Assessment Ser 00C
       7.10%, 5/01/30 .............................    $21,860      $ 23,295,983
A      Dade Cnty Hsg Fin Auth MFHR
       (Golden Lakes Apts) Ser 97A AMT
       6.00%, 11/01/32(e) .........................        250           259,370
       6.05%, 11/01/39(e) .........................        750           764,820
AAA    Dade Cnty Hsg Fin Auth MFHR
       (Marbrisa Apts) FSA Ser 002-A AMT
       6.15%, 8/01/38 .............................      1,515         1,591,871
AAA    Escambia Cnty Hsg Fin Auth SFMR
       GNMA Ser 95B AMT
       6.25%, 4/01/28 .............................      9,500         9,797,635
Baa2   Escambia Cnty PCR
       (Champion Int'l Corp) Ser 96 AMT
       6.40%, 9/01/30(b) ..........................      5,000         5,194,450
AAA    Florida Hsg Fin Agy MFHR
       (Turtle Creek Apts) AMBAC
       Ser 96C AMT
       6.20%, 5/01/36 .............................      3,245         3,396,087
AAA    Florida Hsg Fin Agy SFMR
       Ser 95A AMT
       6.65%, 1/01/24 .............................      6,200         6,501,196
AAA    Florida Hsg Fin Corp MFHR
       (Cobblestone Apts) Ser 00K-1 GNMA AMT
       6.10%, 6/01/42 .............................      7,880         8,203,001
AAA    Florida Hsg Fin Corp MFHR
       (Logans Pointe Apts) FSA Ser 99 AMT
       6.00%, 6/01/39 .............................      5,080         5,400,700
AAA    Florida Hsg Fin Corp MFHR
       (Mystic Pointe II) GNMA Ser 00 AMT
       6.30%, 12/01/41 ............................      1,165         1,232,570
AAA    Florida Hsg Fin Corp MFHR
       (Raintree Apts) GNMA Ser 00 AMT
       6.05%, 3/01/42 .............................      5,885         6,098,684
AAA    Florida Hsg Fin Corp MFHR
       (Sabal Chase Apts) FSA Ser 00 AMT
       6.00%, 5/01/40 .............................      3,650         3,787,422
A      Florida Hsg Fin Corp MFHR
       (Spring Harbor Apts) Ser 99C-1 AMT
       5.90%, 8/01/39 .............................      4,540         4,665,622
AAA    Florida Hsg Fin Corp MFHR
       (Walker Ave Club) FSA Ser 00L-1 AMT
       6.00%, 12/01/38 ............................      3,435         3,559,519


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 19

------------------------
FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                           Principal
Poor's                                                  Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

AAA    Florida Hsg Fin Corp MFHR
       (Waverly Apts) Ser 00C-1 AMT
       6.50%, 7/01/40 .............................    $ 2,790      $  2,988,648
A-     Highlands Cnty Hlth Facs Auth Rev
       (Adventist/Sunbelt Hosp) Ser 01A
       6.00%, 11/15/31 ............................      2,000         2,039,560
AAA    Hillsborough Cnty Arpt Rev
       (Tampa Int'l Arpt) FGIC Ser 96A AMT
       6.00%, 10/01/23 ............................      1,500         1,594,500
NR     Hillsborough Cnty Cmnty Dev Dist
       (Waterchase) Ser 01A
       6.70%, 5/01/32 .............................        750           756,728
AA     Jacksonville Eco Dev Comm
       Hosp Rev: (Mayo Clinic) Ser 01C
       5.50%, 11/15/36 ............................     10,000        10,048,900
AAA    Lee Cnty Arpt Rev
       (Southwest Int'l Arpt)
       FSA Ser 00A AMT
       6.00%, 10/01/32 ............................     23,000        24,567,910
NR     Lee Cnty Cmnty Fac Dist
       (Herons Glen)
       Spec. Ser 99
       5.90%, 5/01/19 .............................      2,680         2,671,156
NR     Lee Cnty Cmnty Dev Dist
       (Miromar Lakes) Ser 00B
       7.25%, 5/01/12 .............................      9,345         9,823,371
       Ser 00A
       7.375%, 5/01/32 ............................     14,530        15,290,936
NR     Manatee Cnty Cmnty Dev
       (Waterlefe) Ser 01A
       6.95%, 5/01/31 .............................        750           765,128
Aaa    Manatee Cnty Hsg Fin Auth SFMR
       GNMA Ser 96-1 AMT
       5.625%, 11/01/14(b) ........................        315           316,521
Aaa    Manatee Cnty Hsg Fin Auth SFMR
       GNMA Ser 99 AMT
       6.25%, 11/01/28(b) .........................      2,930         3,235,716
BBB-   Miami Beach Hlth Facs Auth Rev
       (Mt Sinai Med Ctr) Ser 01A
       6.80%, 11/15/31 ............................      4,100         4,308,608
A      Miami-Dade Cnty Hsg Fin Agy MFHR
       (Cntry Club Villas Apts) Ser 99A AMT
       6.20%, 10/01/39 ............................      5,145         5,335,416
Aaa    Miami-Dade Cnty Hsg Fin Agy SFMR
       (Home Ownership Mtg) Ser 00A-1 AMT
       6.00%, 10/01/32(b) .........................      3,000         3,142,260


--------------------------------------------------------------------------------
20 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                               FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                           Principal
Poor's                                                  Amount
Ratings(a)                                               (000)             Value
--------------------------------------------------------------------------------

A-     North Broward Hosp Dist Rev
       Ser 01
       6.00%, 1/15/31 .............................    $ 4,000      $  4,120,240
Aa3    North Miami Hlth Facs Auth Rev
       (Catholic Hlth Svcs Oblig Grp) Ser 96
       6.00%, 8/15/24(b) ..........................      1,200         1,247,040
AA     Orange Cnty Hlth Facs Auth Rev
       (Mayflower Retirement Proj)
       Asset Gty Ser 99
       5.25%, 6/01/29 .............................      1,060         1,056,852
A3     Orange Cnty Hsg Fin Auth MFHR
       (Loma Vista Proj) Ser 99G AMT
       5.50%, 3/01/32(b) ..........................      6,500         6,542,380
AA-    Orlando Util Cmnty Wtr & Elec Rev
       Ser 93B
       5.60%, 10/06/17(c) .........................      1,235         1,334,405
A+     Palm Beach Cnty Indl Dev Rev
       (Lourdes-McKeen Residence) Ser 96
       6.625%, 12/01/26 ...........................      4,000         4,244,800
Aaa    Pinellas Cnty Hsg Fin Auth SFMR
       GNMA Ser 94A AMT
       6.55%, 8/01/27(b) ..........................      4,090         4,246,729
NR     St. Johns Cnty
       (Julington Creek Plantation) Ser 97
       7.125%, 5/01/19 ............................      8,430         9,044,463
A3     Tallahassee Health Facs
       (Tallahassee Memorial) Ser 00
       6.375%, 12/01/30(b) ........................     15,000        15,789,900
Baa2   Volusia Cnty Edl Fac Auth
       (Embry Riddle Aero Univ) Ser 96A
       6.125%, 10/15/26(b) ........................      2,575         2,658,688
       (Embry Riddle Aero Univ) Ser 99A
       5.75%, 10/15/29(b) .........................      2,000         2,009,740
                                                                    ------------

       Total Investments-98.8%
         (cost $212,495,236) ......................                  222,929,525
       Other assets less liabilities-1.2% .........                    2,746,859
                                                                    ------------

       Net Assets-100% ............................                 $225,676,384
                                                                    ============

See footnote summary on page 40.

See Glossary of Terms on page 40.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 21

------------------------
MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

       Municipal Bonds-96.4%
       Massachusetts-86.0%
BBB-   Massachusetts Dev Fin Agy
       (Boston Biomedical) Ser 99
       5.75%, 2/01/29............................     $ 1,800     $   1,696,050
BBB-   Massachusetts Dev Fin Agy
       (Eastern Nazarine) Ser 99
       5.625%, 4/01/29...........................       2,000         1,763,260
A      Massachusetts Dev Fin Agy
       (Massachusetts Biomedical) Ser 00C
       6.25%, 8/01/20............................       3,000         3,193,470
BBB    Massachusetts Dev Fin Agy
       (Massachusetts College of Pharmacy)
       Ser 99B
       6.75%, 7/01/30............................       6,600         7,024,380
BBB    Massachusetts Dev Fin Agy
       (Ogden Haverhill Proj) Ser 98B AMT
       5.50%, 12/01/19...........................       2,735         2,525,034
AA     Massachusetts Dev Fin Agy
       (Seven Hills) Asset Gty Ser 99
       5.15%, 9/01/28............................       6,035         5,931,198
BBB    Massachusetts Dev Fin Agy
       (Suffolk Univ) Ser 99
       5.85%, 7/01/29............................       1,375         1,379,923
AA     Massachusetts Dev Fin Agy
       (Worcester Redev) Asset Gty Ser 99
       5.25%, 6/01/19............................       2,350         2,359,283
       6.00%, 6/01/24............................       1,300         1,404,494
BBB+   Massachusetts Dev Fin Agy
       (YMCA Greater Boston) Ser 98
       5.45%, 11/01/28...........................       1,000           963,000
AAA    Massachusetts Ed Fin Auth
       (Educational Loan) MBIA Ser 00G AMT
       6.00%, 12/01/16...........................       2,000         2,146,920
AAA    Massachusetts Hlth & Ed Fac Auth
       (Beth Israel) AMBAC Ser 92
       9.384%, 7/01/25(c)........................       2,000         2,132,200
BBB    Massachusetts Hlth & Ed Fac Auth
       (Caritas Christi) Ser 99A
       5.75%, 7/01/28............................      15,440        14,671,551
Baa3   Massachusetts Hlth & Ed Fac Auth
       (Lasell College) Ser 99A
       5.625%, 7/01/29(b)........................       7,490         7,339,900
AA-    Massachusetts Hlth & Ed Fac Auth
       (Partners Healthcare System) Ser 01C
       5.75%, 7/01/32............................       5,000         5,091,800


--------------------------------------------------------------------------------
22 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                         MASSACHUSETTS PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

BBB    Massachusetts Hlth & Ed Fac Auth
       (Winchester Hosp) Ser 00E
       6.75%, 7/01/30............................     $ 7,000     $   7,387,590
AAA    Massachusetts Hsg Fin Agy MFHR
       (Rental Hsg) MBIA Ser 00H AMT
       6.65%, 7/01/41............................      12,600        13,467,510
AAA    Massachusetts Hsg Fin Agy MFHR
       (Harbor Point) AMBAC Ser 96A AMT
       6.40%, 12/01/15...........................       4,880         5,250,734
AAA    Massachusetts Hsg Fin Agy MFHR
       (Rental Hsg) AMBAC Ser 95E AMT
       6.00%, 7/01/37............................       2,680         2,761,150
AAA    Massachusetts Hsg Fin Agy MFHR
       (Rental Hsg) AMBAC Ser 00A AMT
       6.00%, 7/01/41............................       4,000         4,131,320
A      Massachusetts Hsg Fin Agy SFMR
       (Residential Mtg) Ser 40 AMT
       6.65%, 12/01/27...........................       8,585         9,030,733
AAA    Massachusetts Hsg Fin Agy SFMR
       (Residential Mtg) FSA Ser 73 AMT
       5.90%, 12/01/23...........................       9,040         9,348,445
AAA    Massachusetts Ind Fin Agy
       (Heights Crossing) FHA Ser 95 AMT
       6.15%, 2/01/35............................       7,000         7,311,920
AA-    Massachusetts Port Auth
       Ser 99D AMT
       6.00%, 7/01/29............................       6,500         6,809,140
AAA    Massachusetts Port Auth Spec Fac
       (Bosfuel Corp.) MBIA Ser 97 AMT
       6.00%, 7/01/36............................       7,135         7,531,635
NR     Massachusetts Port Auth Spec Fac
       (Delta Airlines) Ser 01A AMT
       5.00%, 1/01/27............................       7,500         7,198,275
AAA    Massachusetts Port Auth Spec Fac
       (US Air) MBIA Ser 96A AMT
       5.875%, 9/01/23...........................       6,380         6,623,269
                                                                  -------------
                                                                    146,474,184
                                                                  -------------

       Colorado-2.5%
BB-    Denver City & Cnty Spl Facs Arpt Rev
       (United Airlines Proj) Ser 92A AMT
       6.875%, 10/01/32..........................       5,000         4,273,650
                                                                  -------------

       Florida-5.1%
NR     Northern Palm Beach Cnty
       ABACOA Ser 96A
       7.30%, 8/01/27............................       8,000         8,630,080
                                                                  -------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 23

------------------------
MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

       Texas-2.8%
BB     Dallas-Fort Worth Intl Arpt Tx
       Fac
       (American Airlines, Inc.) Ser 99 AMT
       6.375%, 5/01/35...........................     $ 6,000     $   4,726,200
                                                                  -------------

       Total Investments-96.4%
         (cost $155,721,977).....................                   164,104,114
       Other assets less liabilities-3.6%........                     6,157,727
                                                                  -------------

       Net Assets-100%...........................                 $ 170,261,841
                                                                  =============

See footnote summary on page 40.

See Glossary of Terms on page 40.

See notes to financial statements.


--------------------------------------------------------------------------------
24 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                              MICHIGAN PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

       Municipal Bonds-96.9%
       Michigan-96.9%
BB-    Detroit Local Dev Fin Auth
       Ser 98A
       5.50%, 5/01/21............................     $ 3,500     $   3,021,515
AAA    Detroit Sew Disp Rev
       FGIC Ser 93A
       8.936%, 7/01/23(c)........................       3,100         3,238,880
AAA    Detroit Sew Disp Rev
       FGIC Ser 93A, Pre-refunded
       8.936%, 7/01/23(c)........................       3,890         4,461,285
AAA    Detroit Water Supply System
       FGIC Ser 01B
       5.50%, 7/01/33............................       3,550         3,674,001
AAA    Kalamazoo Hosp Fin Auth ETM
       (Borgess Med Ctr) FGIC Ser 94A
       7.868%, 6/01/11(c)........................       2,360         2,520,480
AA-    Michigan Hosp Fin Auth Rev
       (Trinity Health) Ser 00A
       6.00%, 12/01/27...........................       2,845         2,958,857
AAA    Michigan Hsg Dev Auth MFHR
       AMBAC Ser 97A AMT
       6.10%, 10/01/33...........................       4,300         4,486,190
Aaa    Michigan Hsg Dev Auth MFHR
       (Arbor Pointe) GNMA Ser 99
       5.40%, 6/20/40(b).........................       1,810         1,828,933
Aaa    Michigan Hsg Dev Auth MFHR
       (Oakbrook Villa) GNMA Ser 00A AMT
       6.50%, 1/20/42(b).........................       3,000         3,208,710
AAA    Michigan Hsg Dev Auth MFHR
       (Westchester Towers Apts) FNMA
       Ser 01A AMT
       5.70%, 2/01/34............................       2,580         2,620,738
AA+    Michigan Hsg Dev Auth SFMR
       Ser 96B AMT
       6.20%, 6/01/27............................       3,610         3,728,733
AAA    Michigan Hsg Dev Auth SFMR
       MBIA Ser 99B-1 AMT
       6.375%, 6/01/29...........................       3,500         3,691,205
Ba1    Michigan Municipal Bond Auth Rev
       (Detroit Academy of Arts & Science)
       Ser 01A
       8.00%, 10/01/31...........................       7,000         7,486,780
AAA    Michigan State
       (Trunk Line) FSA Ser 01A
       5.25%, 11/01/30...........................       3,600         3,613,824


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 25

------------------------
MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

AAA    Michigan Strategic Fund
       (Detroit Edison) MBIA Ser 95AA
       6.40%, 9/01/25............................     $ 2,665     $   2,959,483
NR     Michigan Strategic Fund
       (Holland Home) Ser 98
       5.75%, 11/15/18...........................       1,500         1,340,595
       5.75%, 11/15/28...........................       3,000         2,566,200
A      Michigan Strategic Fund PCR
       (General Motors Corp.) Ser 95
       6.20%, 9/01/20............................       1,405         1,488,345
BB+    Midland Cnty PCR
       (CMS Energy) Ser 00A AMT
       6.875%, 7/23/09...........................       2,000         2,088,700
BBB+   Romulus Tax Increment Fin Auth
       Ser 94
       6.75%, 11/01/19...........................       1,585         1,670,225
AAA    Royal Oak Hosp Fin Auth
       (William Beaumont Hospital)
       MBIA Ser 01M
       5.25%, 11/15/35...........................       2,700         2,674,431
A      Saginaw Hosp Fin Auth
       (Convenant Medical Ctr) Ser 00F
       6.50%, 7/01/30............................      11,845        12,517,441
AA     Troy Downtown Dev Auth
       Asset Gty Ser 95A
       6.375%, 11/01/18..........................       2,500         2,868,925
AAA    Wayne Charter Cnty
       (Detroit Metro Arpt Hotel) MBIA Ser 01A
       5.00%, 12/01/30...........................       3,130         2,995,629
                                                                  -------------

       Total Investments-96.9%
         (cost $80,419,781)......................                    83,710,105
       Other assets less liabilities-3.1%........                     2,671,539
                                                                  -------------

       Net Assets-100%...........................                 $  86,381,644
                                                                  =============

See footnote summary on page 40.

See Glossary of Terms on page 40.

See notes to financial statements.


--------------------------------------------------------------------------------
26 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                             MINNESOTA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

       Municipal Bonds-97.0%
       Minnesota--97.0%
AAA    Brooklyn Park MFHR
       (Brooks Landing) FNMA Ser 99A AMT
       5.50%, 7/01/19............................     $ 1,355     $   1,391,910
Aaa    Eagan MFHR
       (Woodridge Apts Proj) GNMA Ser 97A
       5.95%, 2/01/32(b).........................       2,405         2,504,615
Aaa    Eden Prairie MFHR
       (College Rolling Hills Proj)
       GNMA Ser 01A
       6.20%, 2/20/43(b).........................       2,000         2,156,120
Aaa    Little Canada MFHR
       (Cedars Lakeside Apts) GNMA Ser 97A
       5.95%, 2/01/32(b).........................       1,650         1,718,343
A-     Minneapolis Common Bond Fund
       Cmnty Dev Agy Ser 95-2 AMT
       6.625%, 12/01/15..........................       1,245         1,318,704
A-     Minneapolis Common Bond Fund
       Cmnty Dev Agy Ser 97-2 AMT
       6.20%, 6/01/17............................         795           839,862
NR     Minneapolis Hlth Fac
       (Walker Methodist) Ser 98A
       6.00%, 11/15/28...........................       8,000         7,112,720
AAA    Minneapolis & St. Paul Arpt Rev
       FGIC Ser 00B AMT
       6.00%, 1/01/21............................       2,335         2,504,171
AAA    Minnesota Agric & Eco Dev
       (Benedictine Health) MBIA Ser 99
       5.125%, 2/15/29...........................       2,900         2,847,481
NR     Minnesota Agric & Eco Dev
       (Small Business Loan Prog)
       Ser 96A AMT
       6.75%, 8/01/16............................       1,450         1,548,745
       Ser 00A AMT
       7.25%, 8/01/20............................       1,000         1,076,590
       Ser 00B AMT
       7.25%, 8/01/20............................       1,000         1,076,590
       Ser 00C AMT
       7.25%, 8/01/20............................       1,000         1,076,590
       Ser 00D AMT
       7.25%, 8/01/20............................       1,000         1,076,590
Baa2   Minnesota Higher Ed Fac Auth
       (College Art & Design) Ser 00-5D
       6.75%, 5/01/26(b).........................       1,000         1,091,650


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 27

------------------------
MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

Baa1   Minnesota Higher Ed Fac Auth
       (Hamline Univ) Ser 4-1
       6.00%, 10/01/16(b)........................      $  790     $     818,535
       (Hamline Univ) Ser 99-5B
       6.00%, 10/01/29(b)........................       1,250         1,294,075
AA+    Minnesota Hsg Fin Agy SFMR
       Ser 96F AMT
       6.30%, 1/01/28............................       3,670         3,815,148
       Ser 96G AMT
       6.25%, 7/01/26............................       6,320         6,546,762
       Ser 98H-2 AMT
       6.05%, 7/01/31............................       2,500         2,582,600
Aaa    Minnetonka MFHR
       (Archer Heights Apts Proj)
       GNMA Ser 99A AMT
       5.30%, 1/20/27(b).........................       1,620         1,632,101
AA+    Rochester Hosp Rev
       (Mayo Med Ctr) Ser 92H
       9.334%, 11/15/15(c).......................       3,000         3,244,680
Aaa    St. Cloud Hosp Rev
       (St Cloud Hospital) FSA Ser 00A
       5.875%, 5/01/30(b)........................       2,230         2,384,093
Aaa    St. Paul MFHR
       (Wellington Proj) FHLMC Ser 99A
       5.10%, 2/01/24(b).........................       2,000         2,013,140
AA     Waconia Hlth Care Fac Rev
       (Ridgeview Med Ctr) Asset Gty Ser 99A
       6.125%, 1/01/29...........................       2,555         2,750,611
AAA    White Bear Lake Rev MFHR
       (Renova Partners Proj)
       FNMA Ser 01
       5.60%, 10/01/30...........................       1,000         1,015,870
                                                                  -------------

       Total Investments-97.0%
         (cost $54,762,737)......................                    57,438,296
       Other assets less liabilities-3.0%........                     1,800,830
                                                                  -------------

       Net Assets-100%...........................                 $  59,239,126
                                                                  =============

See footnote summary on page 40.

See Glossary of Terms on page 40.

See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                            NEW JERSEY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

       Municipal Bonds--101.5%
       New Jersey-87.7%
AAA    Hoboken NJ Pkg Auth Fac Rev
       AMBAC Ser 01 A
       5.30%, 5/01/27............................     $ 3,700     $   3,786,691
Aaa    Lafayette Yard NJ Com Dev Corp
       (Conv Ctr Hotel Proj) MBIA Ser 00
       5.80%, 4/01/35(b).........................       2,100         2,398,011
BB     New Jersey Eco Dev Auth
       (American Airlines) AMT
       7.10%, 11/01/31...........................       4,500         4,160,520
AAA    New Jersey Eco Dev Auth
       (American Water Co) FGIC AMT
       6.875%, 11/01/34..........................       5,000         5,560,900
A+     New Jersey Eco Dev Auth
       (Anheuser-Busch) Ser 95 AMT
       5.85%, 12/01/30...........................       8,000         8,347,520
AAA    New Jersey Eco Dev Auth
       (School Const)
       AMBAC Ser 01A
       5.00%, 6/15/21............................       9,000         9,026,820
BB-    New Jersey Eco Dev Auth
       (Continental Airlines)
       Ser 99 AMT
       6.40%, 9/15/23............................       8,350         6,723,253
       Ser 00 AMT
       7.20%, 11/15/30...........................      20,500        17,447,550
AAA    New Jersey Eco Dev Auth
       (Hackensack Water Co)
       MBIA Ser 94B AMT
       5.90%, 3/01/24............................       4,000         4,199,240
NR     New Jersey Eco Dev Auth
       (Kapkowski Rd) Ser 98B AMT
       6.50%, 4/01/31............................      17,085        18,127,527
A+     New Jersey Eco Dev Auth
       (Masonic Charity Foundation Proj) Ser 01
       5.50%, 6/01/31............................       1,000         1,030,320
AAA    New Jersey Eco Dev Auth
       (Pub Ser Elec & Gas) MBIA Ser 94A AMT
       6.40%, 5/01/32............................       5,000         5,426,300
BBB    New Jersey Eco Dev PCR
       (NUI Corp) Ser 98A AMT
       5.25%, 11/01/33...........................      16,000        15,260,800
AAA    New Jersey Higher Ed
       (Rowan University)
       FGIC Ser 01C
       5.00%, 7/01/31............................       2,000         1,981,500


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 29

------------------------
NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

AAA    New Jersey Higher Ed
       (Student Loan) MBIA Ser 00A AMT
       6.15%, 6/01/19............................     $ 1,500     $   1,611,735
AA     New Jersey Hlth Care Fac
       (Good Shepherd) Asset Gty Ser 01 A
       5.20%, 7/01/31............................       1,350         1,351,930
AAA    New Jersey Hlth Care Fac
       (Jersey City Medical Center)
       AMBAC Ser 01
       5.00%, 8/01/41............................      14,345        14,100,561
A3     New Jersey Hlth Care Fac
       (Kennedy Health System) Ser 01
       5.625%, 7/01/31(b)........................      10,000        10,093,100
A      New Jersey Hlth Care Fac
       (Palisades Med Ctr) ACA Ser 99
       5.25%, 7/01/28............................       1,000           955,680
A+     New Jersey Hlth Care Fac
       (Robert Wood Johnson) Ser 00
       5.75%, 7/01/31............................       6,000         6,241,800
AA     New Jersey Hlth Care Fac
       (Southern Ocean County Hospital)
       Asset Gty Ser 01
       5.125%, 7/01/31...........................       4,500         4,435,425
AAA    New Jersey Hsg & Mtg Fin Agy MFHR
       AMBAC Ser 96A AMT
       6.25%, 5/01/28............................       5,000         5,255,000
AAA    New Jersey Hsg & Mtg Fin Agy MFHR
       FSA Ser 00 A1 AMT
       6.35%, 11/01/31...........................       2,000         2,124,200
AAA    New Jersey Hsg & Mtg Fin Agy SFMR
       (Home Buyers) MBIA AMT
       5.90%, 10/01/29...........................      10,540        10,864,632
       6.35%, 10/01/27...........................       4,950         5,157,009
AAA    New Jersey State Edl Fac Auth
       (New Jersey Institute of Technology)
       Ser 01G MBIA
       4.75%, 7/01/31............................       2,500         2,366,600
AAA    New Jersey State Edl Fac Auth AMBAC
       (Ramapo College) Ser 01 D
       5.00%, 7/01/31............................       1,000           990,750
Aaa    North Hudson Sew Auth
       MBIA Ser 01 A
       Zero Coupon, 8/01/24(b)(d)................      12,340         3,780,482
Aaa    Passaic Cnty FSA Ser 01
       4.90%, 6/01/17(b).........................       2,330         2,356,702


--------------------------------------------------------------------------------
30 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                            NEW JERSEY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

AAA    Port Auth of NY & NJ
       (JFK Int'l Airport Proj)
       MBIA Ser 97-6 AMT
       5.75%, 12/01/22...........................     $ 8,675     $   8,947,569
AAA    Port Auth of NY & NJ 96th
       FGIC Ser 94 AMT
       6.60%, 10/01/23...........................       9,340        10,019,765
AA-    Salem Cnty NJ Waste Disposal Auth
       (E.I. Dupont) Ser 92A AMT
       6.125%, 7/15/22...........................       3,500         3,595,270
BBB-   South Jersey Transportation Auth
       NJ Lease Rev (Raytheon Aircraft Service)
       Ser 97A AMT
       6.15%, 1/01/22............................         400           403,440
AAA    Vineland NJ Sewer Auth
       (Landis) FGIC Ser 93C
       8.52%, 9/19/19(c).........................       3,250         3,877,770
                                                                  -------------
                                                                    202,006,372
                                                                  -------------

       Puerto Rico-13.8%
BB     Puerto Rico Port Auth
       (American Airlines) Ser 96A AMT
       6.25%, 6/01/26............................       5,475         4,474,718
A      Puerto Rico Tobacco Settlement Corp
       (Childrens Trust Fund)
       6.00%, 7/01/26............................      10,925        11,762,401
AAA    Puerto Rico Hsg Fin Corp SFMR
       GNMA Ser 98 AMT
       5.20%, 12/01/32...........................       6,600         6,634,386
       GNMA Ser 01 C AMT
       5.30%, 12/01/28...........................       4,045         4,068,704
       Puerto Rico Indl Tourist Edl
       (Ascension Health)
       Ser 00A
AA     6.125%, 11/15/30..........................       4,500         4,831,290
                                                                  -------------
                                                                     31,771,499
                                                                  -------------

       Total Investments-101.5%
         (cost $228,158,748).....................                   233,777,871
       Other assets less liabilities-(1.5)%.                         (3,375,452)
                                                                  -------------

       Net Assets-100%...........................                 $ 230,402,419
                                                                  =============

See footnote summary on page 40.

See Glossary of Terms on page 40.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 31

------------------------
OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

       Municipal Bonds-97.7%
       Ohio-89.8%
A+     Akron (Canal Park)
       (Canal Park) COP Ser 96
       Zero Coupon, 12/01/16(d)..................     $ 5,000     $   5,430,750
BB-    Cleveland Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 9/15/27...........................      19,015        12,336,742
AAA    Columbus Municipal Arpt Rev
       (Columbus Int'l Arpt) MBIA Ser 94A
       AMT 6.25%, 1/01/24........................       4,000         4,245,560
BBB    Cuyahoga Cnty Hosp Rev
       (University Hosp) Ser 00
       7.50%, 1/01/30............................      22,250        24,513,270
Aaa    Cuyahoga Cnty MFHR
       (Longwood Proj) GNMA Ser 01 AMT
       5.60%, 1/20/43(b).........................       3,620         3,613,882
A      Franklin Cnty Ohio
       (OCLC Online Computer Library Ctr)
       Ser 98
       5.20%, 10/01/20...........................       2,800         2,783,284
AAA    Franklin Cnty Ohio MFHR
       (Wellington Village Proj)
       GNMA Ser 01A AMT
       5.40%, 2/20/43............................       3,945         3,898,410
A      Hamilton Cnty Health Fac
       (Twin Towers) Ser 99A
       5.80%, 10/01/23...........................       1,775         1,798,767
Aaa    Lucas Cnty Health Fac
       (Altenheim Proj) GNMA Ser 99 Pj
       5.50%, 7/20/40(b).........................       3,200         3,240,832
BBB+   Ohio Air Quality Dev Auth PCR
       (Dayton Pwr & Lt) Ser 92B
       6.40%, 8/15/27............................       2,000         2,063,700
BBB+   Ohio Air Quality Dev Auth PCR
       (Columbus Southern Pwr) Ser 85B
       6.25%, 12/01/20...........................       5,000         5,118,700
AAA    Ohio Air Quality Dev Auth PCR
       (JMG) AMBAC Ser 94 AMT
       6.375%, 4/01/29...........................       3,075         3,355,717
BBB    Ohio Air Quality Dev Auth PCR
       (Toledo Edison Co) Ser 97A AMT
       6.10%, 8/01/27............................       5,000         5,055,250
AAA    Ohio Capital Corp MFHR
       (Sect 8 Assist) FHA/MBIA Ser 95E
       6.35%, 1/01/22............................       1,965         2,078,400
A      Ohio Environmental Fac Rev
       (Ford Motor Co) Ser 00 AMT
       6.15%, 6/01/30............................       4,500         4,830,075


--------------------------------------------------------------------------------
32 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                                  OHIO PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

Aa2    Ohio Hsg Fin Agy MFHR
       (Bridgeview Villa II) FHA AMT
       6.45%, 12/01/33(b)........................     $ 1,965     $   2,035,602
Aaa    Ohio Hsg Fin Agy SFMR
       (Residential) GNMA Ser 00A-1 AMT
       6.35%, 9/01/31(b).........................       2,300         2,467,624
Aaa    Ohio Hsg Fin Agy SFMR
       (Residential) GNMA Ser 00D AMT
       6.05%, 3/01/31(b).........................       8,545         8,881,502
AAA    Ohio Hsg Fin Agy SFMR
       GNMA Ser 94B-2 AMT
       6.70%, 3/01/25............................       3,485         3,647,715
AAA    Ohio Hsg Fin Agy SFMR
       GNMA Ser 95A-2 AMT
       6.625%, 3/01/26...........................       2,235         2,341,587
A+     Ohio Wtr Dev Auth
       (Anheuser-Busch) Ser 99 AMT
       6.00%, 8/01/29............................       2,250         2,373,232
A      Ohio Wtr Dev Auth
       (North Star/BHP) AMT
       6.45%, 9/01/20............................       3,425         3,583,578
BBB    Ohio Wtr Dev Auth PCR
       (Cleveland Electric) Ser 97A AMT
       6.10%, 8/01/20............................       2,000         2,028,340
A3     Steubenville Ohio Hosp Rev
       (Trinity Hlth) Ser 00
       6.50%, 10/01/30(b)........................       6,000         6,321,180
Baa2   Toledo-Lucas Cnty Port Fac
       (CSX Transportation) Ser 92
       6.45%, 12/15/21(b)........................       5,270         5,773,496
                                                                  -------------
                                                                    123,817,195
                                                                  -------------

       Florida-7.9%
NR     Northern Palm Beach Cnty
       ABACOA Ser 96A
       7.30%, 8/01/27............................      10,100        10,895,476
                                                                  -------------

       Total Investments-97.7%
         (cost $130,449,367).....................                   134,712,671
       Other assets less liabilities-2.3%...                          3,217,205
                                                                  -------------

       Net Assets-100%...........................                 $ 137,929,876
                                                                  =============

See footnote summary on page 40.

See Glossary of Terms on page 40.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 33

------------------------
PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

       Municipal Bonds-97.6%
       Pennsylvania-88.9%
A2     Allegheny Cnty Hosp
       (South Hills Hlth) Ser 00B
       6.75%, 5/01/25(b).........................     $ 2,555     $   2,715,301
BBB    Allegheny Cnty IDR PCR
       (USX Corp) Ser 96
       6.10%, 1/15/18............................       4,000         4,086,720
BBB    Allegheny Cnty IDR PCR
       (USX Corp) Ser 98
       5.50%, 12/01/29...........................       8,680         8,308,409
Aaa    Allegheny Cnty MFHR
       (Green Meadow Apts)
       GNMA Ser 98-A-1 AMT
       5.125%, 10/20/40(b).......................       8,440         8,197,181
BBB    Bradford Cnty IDR Solid Waste Disp Rev
       (Int'l Paper) Ser 95A AMT
       6.60%, 3/01/19............................       2,500         2,602,175
BBB    Crawford Cnty Hosp Auth
       (Wesbury Methodist Cmnty) Ser 99
       6.25%, 8/15/29............................       3,100         3,004,396
BBB+   Cumberland Cnty Municipal Auth Rev
       (Presbyterian Homes, Inc) Ser 96
       6.00%, 12/01/26...........................       2,250         2,223,878
BBB-   Delaware Cnty Higher Ed
       (Eastern College) Ser 99C
       5.625%, 10/01/28..........................       3,300         3,144,009
N/R    Harrisburg Air Fac
       (Susquehanna Aero Proj) Ser 99
       5.50%, 1/01/24............................       3,490         2,678,121
Aaa    Lehigh Northampton Arpt
       MBIA Ser 00A AMT
       6.00%, 5/15/30(b).........................       4,400         4,749,448
AA     Montgomery Cnty Higher Ed
       (Beaver College) Asset Gty Ser 99
       5.70%, 4/01/27............................       6,000         6,120,840
BB-    New Morgan IDR Solid Waste Disp Rev
       (Browning-Ferris) Ser 94 AMT
       6.50%, 4/01/19............................       9,115         9,114,909
BBB    Pennsylvania Economic Dev Auth
       (Amtrak) Ser 01A AMT
       6.375%, 11/01/41..........................       5,000         5,133,550
BBB    Pennsylvania Economic Dev Auth
       Waste Water Rev
       (Sun Co) Ser 94A AMT
       7.60%, 12/01/24...........................       5,000         5,337,950


--------------------------------------------------------------------------------
34 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                          PENNSYLVANIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

A+     Pennsylvania Higher Ed
       (UPMC Health Sys) Ser 01A
       6.00%, 1/15/31............................     $ 8,655     $   8,956,194
AA     Pennsylvania Hsg Fin Agy SFMR
       (Reg Ribs) Ser 92-35D AMT
       8.64%, 4/01/2025(c).......................       9,500         9,984,880
AA+    Pennsylvania Hsg Fin Agy SFMR
       Ser 94-41B AMT
       6.65%, 4/01/25............................       4,935         5,148,291
AA+    Pennsylvania Hsg Fin Agy SFMR
       Ser 99-67A AMT
       5.90%, 10/01/30...........................      17,765        18,284,449
AA+    Pennsylvania Hsg Fin Agy SFMR
       Ser 00-69A AMT
       6.25%, 4/01/31............................       3,000         3,151,050
AAA    Pennsylvania Tpk Commn
       AMBAC Ser 01
       5.25%, 7/15/41............................      10,000        10,034,100
AAA    Philadelphia Arpt Sys Rev
       AMBAC Ser 95A AMT
       6.10%, 6/15/25............................      10,000        10,705,100
AAA    Philadelphia Util Rev
       (Gas Works) FSA Ser 01
       5.125%, 8/01/31...........................       5,000         4,913,350
AAA    Pittsburgh Urban Redev Auth SFMR
       FHA Ser 97A AMT
       6.25%, 10/01/28...........................         900           943,191
AAA    Pittsburgh Urban Redev Auth SFMR
       Ser 00A AMT
       6.40%, 10/01/31...........................       5,340         5,756,520
AA     Potter Cnty Hosp Auth
       (Charles Cole Memorial) Asset Gty Ser 96
       6.05%, 8/01/24............................       4,340         4,718,448
AAA    Southcentral Gen Auth Rev
       (Wellspan Health Obligated) MBIA Ser 01
       5.25%, 5/15/31............................       8,500         8,533,830
AAA    Southeastern PA Trans Auth Rev
       FGIC Ser 99A
       4.75%, 3/01/29............................      11,000        10,144,970
BBB    Warren Cnty Hosp Auth
       (Warren General) Ser 94A
       7.00%, 4/01/19............................       2,200         2,260,324
                                                                  -------------
                                                                    170,951,584
                                                                  -------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 35

------------------------
PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

       Puerto Rico-2.2%
BB     Puerto Rico Port Auth Rev
       (American Airlines) Ser 96A AMT
       6.25%, 6/01/26............................     $ 5,075     $   4,147,797
                                                                  -------------

       Florida-6.5%
NR     Collier Cnty IDR
       (Southern States Utils) Ser 96 AMT
       6.50%, 10/01/25...........................      11,000        11,133,320
NR     Tallahassee
       (Capital Region)
       Cmnty Dev Dist Rev
       (Cap Impt) Ser 01A-2
       6.85%, 5/01/31............................       1,250         1,275,337
                                                                  -------------
                                                                     12,408,657
                                                                  -------------

       Total Investments-97.6%
         (cost $177,899,195).....................                   187,508,038
       Other assets less liabilities-2.4%........                     4,697,877
                                                                  -------------

       Net Assets-100%...........................                 $ 192,205,915
                                                                  =============

See footnote summary on page 40.

See Glossary of Terms on page 40.

See notes to financial statements.


--------------------------------------------------------------------------------
36 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                              VIRGINIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

       Municipal Bonds-96.6%
       Virginia-86.1%
NR     Albemarle Cnty IDR
       (The Covenant School Inc.) Ser 01A
       7.50%, 7/15/23............................     $ 3,935     $   4,041,875
       7.75%, 7/15/32............................       8,260         8,586,931
A+     Alexandria MFHR
       (Buckingham Village Apts) Ser 96A AMT
       6.15%, 1/01/29............................       4,000         4,088,840
AAA    Arlington Cnty IDR
       (Ogden Martin) FSA Ser 98B AMT
       5.25%, 1/01/09............................       2,500         2,676,850
AAA    Arlington Cnty MFHR
       (Arlington View Terrace) FNMA Ser 01 AMT
       5.15%, 11/01/31...........................       1,550         1,528,935
Baa3   Bedford Cnty IDR
       (Nekoosa Pkg/GA Pacific) Ser 99 AMT
       6.30%, 12/01/25(b)........................       2,700         2,766,879
AAA    Fairfax Cnty
       (Parking Auth Fac) AMBAC Ser 01
       4.75%, 7/15/20............................       1,875         1,824,881
BBB    Giles Cnty IDR
       (Hoechst Celanese Corp) Ser 96 AMT
       6.45%, 5/01/26............................       7,500         7,648,125
A-     Greater Richmond
       (Convention Ctr Proj) Ser 00
       6.25%, 6/15/32............................      11,000        11,933,790
AAA    Harrisonburg MFHR
       (Battery Heights Assoc) GNMA Ser 96A
       6.25%, 4/20/36............................       5,185         5,454,361
AAA    Harrisonburg MFHR
       (Greens of Salem Run) FSA Ser 97 AMT
       6.30%, 4/01/29............................       4,160         4,411,888
BB-    Henrico Cnty IDR Solid Waste Rev
       (Browning-Ferris) Ser 97A AMT
       5.875%, 3/01/17...........................       4,750         4,463,385
A+     Henry Cnty Hosp Rev
       (Memorial Hosp Martinsville & Henry) Ser 97
       6.00%, 1/01/27............................       1,250         1,296,087
BBB    Isle of Wight Cnty IDR
       (International Paper Co)
       Ser 00A AMT
       6.60%, 5/01/24............................       1,700         1,802,374
BBB    Isle of Wight Cnty Solid Waste Rev
       (Union Camp Corp) Ser 94 AMT
       6.55%, 4/01/24............................       4,000         4,128,360


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 37

------------------------
VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2001

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

A+     James City Cnty Solid Waste Rev
       (Anheuser Busch Proj) Ser 97 AMT
       6.00%, 4/01/32............................     $ 4,200     $   4,416,216
AAA    Loudoun Cnty IDR Hosp Rev
       (Loudoun Hosp Ctr) FSA Ser 95
       5.80%, 6/01/20............................       2,500         2,659,625
AA-    Metropolitan Washington DC Arpt Rev
       Ser 97B AMT
       5.50%, 10/01/23...........................       9,410         9,476,435
AAA    Newport News
       (Mennowood Cmntys) GNMA Ser 96A
       6.25%, 8/01/36............................       2,605         2,761,639
AAA    Norfolk Arpt Auth Rev
       FGIC Ser 01B AMT
       5.3%, 7/01/25.............................       6,950         6,965,151
AAA    Portsmouth
       (Ref & Pub Util) FGIC Ser 01B
       5.00%, 06/01/26...........................       1,500         1,481,055
NR     Stauton Ed Fac
       (Mary Baldwin College) Ser 96
       6.75%, 11/01/21...........................       3,145         3,321,906
AA+    Virginia Biotechnology Resh Park Auth
       (Consolidated Laboratories Proj) Ser 01
       5.00%, 9/01/21............................       4,000         3,984,840
AA+    Virginia Hsg Dev Auth SFMR
       (Commonwealth Mtg) Ser 00B
       6.125%, 7/01/18...........................       5,030         5,320,533
       (Commonwealth Mtg) Ser 01C-2 AMT
       5.50%, 7/01/27............................       9,040         9,113,766
AA+    Virginia Hsg Dev Auth MFHR
       Ser 99 AMT
       5.95%, 2/01/23............................       5,525         5,748,707
AA+    Virginia Hsg Dev Auth SFMR
       Ser 01D AMT
       5.40%, 6/01/24............................       3,155         3,185,509
AA     Virginia Res Auth Sewer Sys Rev
       (Hopewell Regl Wastewater Fac)
       Ser 95A AMT
       6.00%, 10/01/25...........................       1,375         1,417,474
                                                                  -------------
                                                                    126,506,417
                                                                  -------------

       California-4.4%
NR     Orange Cmnty Facs
       Special Tax No 91-2
       6.25%, 10/01/30...........................       6,400         6,498,368
                                                                  -------------


--------------------------------------------------------------------------------
38 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                              VIRGINIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                          Principal
Poor's                                                 Amount
Ratings(a)                                              (000)             Value
-------------------------------------------------------------------------------

       Puerto Rico-2.5%
AAA    Puerto Rico Hsg Fin Corp Rev SFMR
       Mtg Bkd Secs GNMA Ser 98A AMT
       5.20%, 12/01/32...........................     $ 1,385     $   1,392,216
AAA    Puerto Rico Hsg Fin Corp Rev SFMR
       Mtg Bkd Secs Ser 01C AMT
       5.50%, 12/01/23...........................       2,330         2,340,205
                                                                  -------------
                                                                      3,732,421
                                                                  -------------

       Florida-2.2%
NR     Clay Cnty Cmnty Dev Dist
       (Fleming Island Plantation) Ser 00B
       7.375%, 5/01/31...........................       3,000         3,253,500
                                                                  -------------

       Short-Term Investments-1.4%
A-1    Harrisonburg IDR
       (Wachovia Pooled Ln Prog) Ser 00
       2.25%, 8/01/23............................       1,000         1,000,000
A-1    King George Cnty IDR
       (Birchwood Power Partners Proj)
       Ser 94B AMT
       2.80%, 12/01/24(f)........................       1,000         1,000,000
                                                                  -------------
                                                                      2,000,000
                                                                  -------------

       Total Investments-96.6%
         (cost $136,094,130).....................                   141,990,706
       Other assets less liabilities-3.4%........                     4,964,711
                                                                  -------------

       Net Assets-100%...........................                 $ 146,955,417
                                                                  =============

See footnote summary on page 40.

See Glossary of Terms on page 40.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 39

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

(a)   Unaudited
(b)   Moody's Rating - unaudited.
(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.
(e)   Fitch's Rating - unaudited.
(f)   Variable rate coupon, rate shown as of September 30, 2001.

      Glossary of Terms:

      ACA     American Capital Access
      AMBAC   American Municipal Bond Assurance Corporation
      AMT     Alternative Minimum Tax
      COP     Certificate of Participation
      ETM     Escrow to Maturity
      FGIC    Financial Guaranty Insurance Company
      FHA     Federal Housing Administration
      FHLMC   Federal Home Loan Mortgage Corporation
      FNMA    Federal National Mortgage Association
      FSA     Financial Security Assurance, Inc.
      GNMA    Government National Mortgage Association
      GO      Government Obligations
      IDR     Industrial Development Revenue
      MBIA    Municipal Bond Investors Assurance
      MFHR    Multi-Family Housing Revenue
      NR      Rating not applied for
      PCR     Pollution Control Revenue
      SFMR    Single Family Mortgage Revenue

See notes to financial statements.


--------------------------------------------------------------------------------
40 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
September 30, 2001

                                                    Arizona          Florida
                                                 =============    =============
Assets
Investment in securities, at value
   (cost: $147,972,001 and $212,495,236,
   respectively) .............................   $ 153,401,944    $ 222,929,525
Interest receivable ..........................       2,657,031        4,734,185
Receivable for shares of beneficial
   interest sold .............................       1,243,884        3,801,073
Receivable for investment securities sold ....       1,166,866               -0-
                                                 -------------    -------------
Total assets .................................     158,469,725      231,464,783
                                                 -------------    -------------
Liabilities
Due to custodian .............................          25,440        3,635,329
Payable for shares of beneficial
   interest redeemed .........................         322,039        1,523,409
Dividends payable ............................         207,273          298,068
Distribution fee payable .....................          77,778          128,199
Advisory fee payable .........................          23,487           56,564
Accrued expenses and other liabilities .......         121,881          146,830
                                                 -------------    -------------
Total liabilities ............................         777,898        5,788,399
                                                 -------------    -------------
Net Assets ...................................   $ 157,691,827    $ 225,676,384
                                                 =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ........   $     146,138    $     221,977
Additional paid-in capital ...................     155,205,895      229,876,857
Distributions in excess of net investment
   income ....................................        (148,683)              -0-
Undistributed net investment income ..........              -0-          25,714
Accumulated net realized loss on
   investment transactions ...................      (2,941,466)     (14,882,453)
Net unrealized appreciation of investments ...       5,429,943       10,434,289
                                                 -------------    -------------
                                                 $ 157,691,827    $ 225,676,384
                                                 =============    =============
Class A Shares
Net assets ...................................   $  88,260,823    $  97,713,767
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       8,174,208        9,615,074
                                                 -------------    -------------
Class B Shares
Net assets ...................................   $  56,024,472    $  87,602,905
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       5,196,213        8,614,031
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $  13,406,532    $  40,359,712
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       1,243,386        3,968,623
                                                 -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share          $10.80           $10.16
Sales charge--4.25% of public offering price .             .48              .45
                                                        ------           ------
Maximum offering price .......................          $11.28           $10.61
                                                        ======           ======
Class B Shares
Net asset value and offering price per share .          $10.78           $10.17
                                                        ======           ======
Class C Shares
Net asset value and offering price per share .          $10.78           $10.17
                                                        ======           ======

See notes to financial statements


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 41

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                 Massachusetts       Michigan
                                                 =============    =============
Assets
Investment in securities, at value
   (cost: $155,721,977 and $80,419,781,
   respectively) .............................   $ 164,104,114    $  83,710,105
Interest receivable ..........................       2,539,872        1,430,708
Receivable for shares of beneficial
   interest sold .............................       2,340,545        1,613,259
Receivable for investment securities sold ....       2,076,317               -0-
                                                 -------------    -------------
Total assets .................................     171,060,848       86,754,072
                                                 -------------    -------------
Liabilities
Due to custodian .............................           8,655            2,531
Payable for shares of beneficial
   interest redeemed .........................         292,545          113,701
Dividends payable ............................         223,472          107,999
Distribution fee payable .....................         101,864           49,627
Advisory fee payable .........................          36,827           33,175
Accrued expenses and other liabilities .......         135,644           65,395
                                                 -------------    -------------
Total liabilities ............................         799,007          372,428
                                                 -------------    -------------
Net Assets ...................................   $ 170,261,841    $  86,381,644
                                                 =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ........   $     154,279    $      81,331
Additional paid-in capital ...................     170,767,682       83,855,896
Distributions in excess of net investment
   income ....................................         (72,358)         (62,865)
Accumulated net realized loss on investment
   transactions ..............................      (8,969,899)        (783,042)
Net unrealized appreciation of
   investments ...............................       8,382,137        3,290,324
                                                 -------------    -------------
                                                 $ 170,261,841    $  86,381,644
                                                 =============    =============
Class A Shares
Net assets ...................................   $  63,383,964    $  32,804,018
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       5,737,208        3,085,966
                                                 -------------    -------------
Class B Shares
Net assets ...................................   $  62,190,241    $  29,435,523
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       5,638,801        2,772,878
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $  44,687,636    $  24,142,103
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       4,051,891        2,274,206
                                                 -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
    per share ................................          $11.05           $10.63
Sales charge--4.25% of public
   offering price ............................             .49              .47
                                                        ------           ------
Maximum offering price .......................          $11.54           $11.10
                                                        ======           ======
Class B Shares
Net asset value and offering price per share .          $11.03           $10.62
                                                        ======           ======
Class C Shares
Net asset value and offering price per share .          $11.03           $10.62
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
42 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                   Minnesota        New Jersey
                                                 =============    =============
Assets
Investment in securities, at value
   (cost: $54,762,737 and $228,158,748,
   respectively) .............................   $  57,438,296    $ 233,777,871
Cash .........................................           3,079           18,357
Receivable for shares of beneficial
   interest sold .............................       1,495,471        2,484,515
Interest receivable ..........................         892,910        4,569,231
Receivable for investment securities sold ....              -0-       6,134,784
                                                 -------------    -------------
Total assets .................................      59,829,756      246,984,758
                                                 -------------    -------------
Liabilities
Payable for investment securities purchased ..         374,888       14,575,859
Dividends payable ............................          78,634          302,227
Advisory fee payable .........................          31,354           72,470
Distribution fee payable .....................          30,074          143,377
Payable for shares of beneficial
   interest redeemed .........................          13,955        1,371,829
Administration fee payable ...................              -0-          24,249
Accrued expenses and other liabilities .......          61,725           92,328
                                                 -------------    -------------
Total liabilities ............................         590,630       16,582,339
                                                 -------------    -------------
Net Assets ...................................   $  59,239,126    $ 230,402,419
                                                 =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ........   $      58,720    $     227,893
Additional paid-in capital ...................      59,023,599      232,722,182
Distributions in excess of net investment
   income ....................................         (26,342)        (259,211)
Accumulated net realized loss on investment
   transactions ..............................      (2,492,410)      (7,907,568)
Net unrealized appreciation of
   investments ...............................       2,675,559        5,619,123
                                                 -------------    -------------
                                                 $  59,239,126    $ 230,402,419
                                                 =============    =============
Class A Shares
Net assets ...................................   $  30,501,235    $  80,488,689
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       3,023,920        7,963,158
                                                 -------------    -------------
Class B Shares
Net assets ...................................   $  17,304,348    $ 103,888,864
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       1,715,974       10,275,417
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $  11,433,543    $  46,024,866
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       1,132,097        4,550,729
                                                 -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .................................          $10.09           $10.11
Sales charge--4.25% of public offering price .             .45              .45
                                                        ------           ------
Maximum offering price .......................          $10.54           $10.56
                                                        ======           ======
Class B Shares
Net asset value and offering price per share .          $10.08           $10.11
                                                        ======           ======
Class C Shares
Net asset value and offering price per share .          $10.10           $10.11
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 43

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                     Ohio          Pennsylvania
                                                 =============    =============
Assets
Investment in securities, at value
   (cost: $130,449,367 and $177,899,195,
   respectively) .............................   $ 134,712,671    $ 187,508,038
Cash .........................................         259,416               -0-
Receivable for shares of beneficial
   interest sold .............................       1,803,863        1,533,832
Interest receivable ..........................       1,752,977        4,411,202
Receivable for investment securities sold ....              -0-         545,797
                                                 -------------    -------------
Total assets .................................     138,528,927      193,998,869
                                                 -------------    -------------
Liabilities
Due to custodian .............................              -0-         668,011
Payable for shares of beneficial
   interest redeemed .........................         184,626          562,375
Dividends payable ............................         184,499          254,216
Distribution fee payable .....................          85,607          101,254
Advisory fee payable .........................          36,813           83,517
Accrued expenses and other liabilities .......         107,506          123,581
                                                 -------------    -------------
Total liabilities ............................         599,051        1,792,954
                                                 -------------    -------------
Net Assets ...................................   $ 137,929,876    $ 192,205,915
                                                 =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ........   $     137,728    $     184,594
Additional paid-in capital ...................     140,916,170      189,439,518
Undistributed net investment income (loss) ...         168,979         (230,325)
Accumulated net realized loss on investment
   transactions ..............................      (7,556,305)      (6,796,715)
Net unrealized appreciation of investments ...       4,263,304        9,608,843
                                                 -------------    -------------
                                                 $ 137,929,876    $ 192,205,915
                                                 =============    =============
Class A Shares
Net assets ...................................   $  46,854,845    $  96,834,076
Shares of beneficial interest outstanding ....       4,678,545        9,297,154
Class B Shares
Net assets ...................................   $  54,574,779    $  62,037,616
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       5,450,212        5,960,707
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $  36,500,252    $  33,334,223
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       3,644,061        3,201,546
                                                 -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .................................          $10.01           $10.42
Sales charge--4.25% of public offering price .             .44              .46
                                                        ------           ------
Maximum offering price .......................          $10.45           $10.88
                                                        ======           ======
Class B Shares
Net asset value and offering price per share .          $10.01           $10.41
                                                        ======           ======
Class C Shares
Net asset value and offering price per share .          $10.02           $10.41
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
44 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                                     Virginia
                                                                  =============
Assets
Investment in securities, at value
   (cost: $136,094,130) ....................................      $ 141,990,706
Receivable for investment securities sold ..................          4,461,797
Interest receivable ........................................          2,732,204
Receivable for shares of beneficial interest sold ..........            695,176
                                                                  -------------
Total assets ...............................................        149,879,883
                                                                  -------------
Liabilities
Due to custodian ...........................................             60,308
Payable for investment securities purchased ................          2,330,000
Dividends payable ..........................................            195,294
Payable for shares of beneficial interest redeemed .........            136,225
Distribution fee payable ...................................             89,684
Advisory fee payable .......................................             13,051
Accrued expenses and other liabilities .....................             99,904
                                                                  -------------
Total liabilities ..........................................          2,924,466
                                                                  -------------
Net Assets .................................................      $ 146,955,417
                                                                  =============
Composition of Net Assets
Shares of beneficial interest, at par ......................      $     139,520
Additional paid-in capital .................................        147,335,515
Distributions in excess of net investment income ...........           (134,203)
Accumulated net realized loss on
   investment transactions .................................         (6,281,991)
Net unrealized appreciation of investments .................          5,896,576
                                                                  -------------
                                                                  $ 146,955,417
                                                                  =============
Class A Shares
Net assets .................................................      $  53,305,513
                                                                  -------------
Shares of beneficial interest outstanding ..................          5,055,430
                                                                  -------------
Class B Shares
Net assets .................................................      $  69,533,695
                                                                  -------------
Shares of beneficial interest outstanding ..................          6,604,791
                                                                  -------------
Class C Shares
Net assets .................................................      $  24,116,209
                                                                  -------------
Shares of beneficial interest outstanding ..................          2,291,796
                                                                  -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share .............             $10.54
Sales charge--4.25% of public offering price ...............                .47
                                                                         ------
Maximum offering price .....................................             $11.01
                                                                         ======
Class B Shares
Net asset value and offering price per share ...............             $10.53
                                                                         ======
Class C Shares
Net asset value and offering price per share ...............             $10.52
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 45

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Year Ended September 30, 2001

                                                    Arizona           Florida
                                                  ===========      ============
Investment Income
Interest ....................................     $ 6,734,474      $ 12,309,905
                                                  -----------      ------------
Expenses
Advisory fee ................................         716,291         1,259,335
Distribution fee - Class A ..................         183,747           264,487
Distribution fee - Class B ..................         425,489           744,240
Distribution fee - Class C ..................         108,088           389,074
Custodian ...................................         106,451           106,775
Administrative ..............................          95,250            95,250
Audit and legal .............................          39,216            63,085
Registration ................................          38,732            33,486
Transfer agency .............................          38,385            81,008
Printing ....................................          15,400            22,516
Trustees' fees ..............................           3,100             3,100
Miscellaneous ...............................           4,983            14,645
                                                  -----------      ------------
Total expenses ..............................       1,775,132         3,077,001
Less: expenses waived and reimbursed by
   Adviser (see Note B) .....................        (507,697)         (712,031)
                                                  -----------      ------------
Net expenses ................................       1,267,435         2,364,970
                                                  -----------      ------------
Net investment income .......................       5,467,039         9,944,935
                                                  -----------      ------------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions .............................         866,030         2,148,040
Net change in unrealized
   appreciation/depreciation
   of investments ...........................       2,759,335         5,661,591
                                                  -----------      ------------
Net gain on investments .....................       3,625,365         7,809,631
                                                  -----------      ------------
Net Increase in Net Assets
   from Operations ..........................     $ 9,092,404      $ 17,754,566
                                                  ===========      ============

See notes to financial statements.


--------------------------------------------------------------------------------
46 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                 Massachusetts       Michigan
                                                 =============     ============
Investment Income
Interest ....................................     $ 8,123,327      $  3,349,418
                                                  -----------      ------------
Expenses
Advisory fee ................................         840,586           346,259
Distribution fee - Class A ..................         149,661            58,781
Distribution fee - Class B ..................         478,911           199,834
Distribution fee - Class C ..................         367,152           158,244
Custodian ...................................         101,688            91,387
Administrative ..............................          95,250            95,250
Audit and legal .............................          53,210            29,463
Transfer agency .............................          52,766            39,481
Registration ................................          23,209            18,585
Printing ....................................          22,967            11,050
Trustees' fees ..............................           3,100             3,100
Miscellaneous ...............................           8,801             4,926
                                                  -----------      ------------
Total expenses ..............................       2,197,301         1,056,360
Less: expenses waived and reimbursed by
   Adviser (see Note B) .....................        (502,210)         (246,151)
                                                  -----------      ------------
Net expenses ................................       1,695,091           810,209
                                                  -----------      ------------
Net investment income .......................       6,428,236         2,539,209
                                                  -----------      ------------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions .............................         421,301           299,056
Net change in unrealized
   appreciation/depreciation
   of investments ...........................       4,705,047         2,309,483
                                                  -----------      ------------
Net gain on investments .....................       5,126,348         2,608,539
                                                  -----------      ------------
Net Increase in Net Assets from
   Operations ...............................     $11,554,584      $  5,147,748
                                                  ===========      ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 47

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                   Minnesota        New Jersey
                                                  ===========      ============
Investment Income
Interest ....................................     $ 2,873,744      $ 10,566,414
                                                  -----------      ------------
Expenses
Advisory fee ................................         293,197         1,118,634
Distribution fee - Class A ..................          71,971           190,874
Distribution fee - Class B ..................         141,306           790,647
Distribution fee - Class C ..................          87,908           362,920
Administrative ..............................          95,250            95,250
Custodian ...................................          89,856           104,525
Transfer agency .............................          28,461            70,953
Audit and legal .............................          24,640            27,297
Registration ................................          12,390            33,918
Printing ....................................           6,343            27,465
Trustees' fees ..............................           3,100             3,100
Miscellaneous ...............................           6,378            11,747
                                                  -----------      ------------
Total expenses ..............................         860,800         2,837,330
Less: expenses waived and reimbursed by
   Adviser (see Note B) .....................        (278,146)         (472,694)
                                                  -----------      ------------
Net expenses ................................         582,654         2,364,636
                                                  -----------      ------------
Net investment income .......................       2,291,090         8,201,778
                                                  -----------      ------------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions .............................         150,934         1,817,043
Net change in unrealized
   appreciation/depreciation
   of investments ...........................       1,533,464              (366)
                                                  -----------      ------------
Net gain on investments .....................       1,684,398         1,816,677
                                                  -----------      ------------
Net Increase in Net Assets
   from Operations ..........................     $ 3,975,488      $ 10,018,455
                                                  ===========      ============

See notes to financial statements.


--------------------------------------------------------------------------------
48 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                      Ohio         Pennsylvania
                                                  ===========      ============
Investment Income
Interest ....................................     $ 6,990,764      $  9,521,987
                                                  -----------      ------------
Expenses
Advisory fee ................................         697,205           981,087
Distribution fee - Class A ..................         112,173           236,024
Distribution fee - Class B ..................         451,715           507,121
Distribution fee - Class C ..................         289,902           275,872
Custodian ...................................          97,808           103,336
Administrative ..............................          95,250            95,250
Transfer agency .............................          55,281            89,545
Audit and legal .............................          29,968            30,265
Printing ....................................          19,352            14,833
Trustees' fees ..............................           3,100             3,100
Registration ................................           2,796            20,429
Miscellaneous ...............................           9,899            12,363
                                                  -----------      ------------
Total expenses ..............................       1,864,449         2,369,225
Less: expenses waived and reimbursed by
   Adviser (see Note B) .....................        (397,090)         (329,877)
                                                  -----------      ------------
Net expenses ................................       1,467,359         2,039,348
                                                  -----------      ------------
Net investment income .......................       5,523,405         7,482,639
                                                  -----------      ------------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions .............................         680,295         2,535,581
Net change in unrealized
   appreciation/depreciation
   of investments ...........................       1,396,175         5,675,664
                                                  -----------      ------------
Net gain on investments .....................       2,076,470         8,211,245
                                                  -----------      ------------
Net Increase in Net Assets from
   Operations ...............................     $ 7,599,875      $ 15,693,884
                                                  ===========      ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 49

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                                      Virginia
                                                                    ===========
Investment Income
Interest ..................................................         $ 7,293,525
                                                                    -----------
Expenses
Advisory fee ..............................................             771,733
Distribution fee - Class A ................................             135,706
Distribution fee - Class B ................................             578,411
Distribution fee - Class C ................................             204,010
Custodian .................................................             106,065
Administrative ............................................              95,250
Transfer agency ...........................................              56,652
Printing ..................................................              36,416
Registration ..............................................              30,647
Audit and legal ...........................................              23,969
Trustees' fees ............................................               3,100
Miscellaneous .............................................               8,045
                                                                    -----------
Total expenses ............................................           2,050,004
Less: expenses waived and reimbursed by
   Adviser (see Note B) ...................................            (613,273)
                                                                    -----------
Net expenses ..............................................           1,436,731
                                                                    -----------
Net investment income .....................................           5,856,794
                                                                    -----------
Realized and Unrealized Gain (Loss)
on Investments
Net realized loss on investment
   transactions ...........................................            (774,675)
Net change in unrealized appreciation/
   depreciation of investments ............................           2,905,994
                                                                    -----------
Net gain on investments ...................................           2,131,319
                                                                    -----------
Net Increase in Net Assets
   from Operations ........................................         $ 7,988,113
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
50 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                             Arizona
                                                 ==============================
                                                  Year Ended        Year Ended
                                                 September 30,     September 30,
                                                     2001              2000
                                                 =============     ============
Increase (Decrease) in Net
Assets from Operations
Net investment income .......................    $   5,467,039     $  4,124,144
Net realized gain (loss) on
   investment transactions ..................          866,030       (1,443,971)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................        2,759,335        2,222,566
                                                 -------------     ------------
Net increase in net assets from
   operations ...............................        9,092,404        4,902,739
Dividends and Distributions
to Shareholders from:
Net investment income
   Class A ..................................       (3,113,313)      (2,210,559)
   Class B ..................................       (1,875,221)      (1,496,494)
   Class C ..................................         (478,505)        (417,091)
Distributions in excess of net investment
   income
   Class A ..................................          (10,736)              -0-
   Class B ..................................          (23,625)            (523)
   Class C ..................................           (6,422)            (146)
Transactions in Shares of
Beneficial Interest
Net increase ................................       63,676,681       10,570,901
                                                 -------------     ------------
Total increase ..............................       67,261,263       11,348,827
Net Assets
Beginning of period .........................       90,430,564       79,081,737
                                                 -------------     ------------
End of period ...............................    $ 157,691,827     $ 90,430,564
                                                 =============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 51

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                             Florida
                                                 ==============================
                                                  Year Ended        Year Ended
                                                 September 30,     September 30,
                                                     2001              2000
                                                 =============     ============
Increase (Decrease) in Net
Assets from Operations
Net investment income .......................    $   9,944,935     $  9,150,421
Net realized gain (loss) on
   investment transactions ..................        2,148,040       (6,318,682)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................        5,661,591        4,972,716
                                                 -------------     ------------
Net increase in net assets
   from operations ..........................       17,754,566        7,804,455
Dividends to Shareholders from:
Net investment income
   Class A ..................................       (4,629,117)      (4,014,035)
   Class B ..................................       (3,374,617)      (3,097,119)
   Class C ..................................       (1,766,975)      (1,928,204)
Transactions in Shares of
Beneficial Interest
Net increase (decrease) .....................       38,415,245       (8,941,141)
                                                 -------------     ------------
Total increase (decrease) ...................       46,399,102      (10,176,044)
Net Assets
Beginning of period .........................      179,277,282      189,453,326
                                                 -------------     ------------
End of period ...............................    $ 225,676,384     $179,277,282
                                                 =============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
52 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                          Massachusetts
                                                 ==============================
                                                  Year Ended        Year Ended
                                                 September 30,     September 30,
                                                     2001              2000
                                                 =============     ============
Increase (Decrease) in Net
Assets from Operations
Net investment income .......................    $   6,428,236     $  5,986,974
Net realized gain (loss) on
   investment transactions ..................          421,301       (4,330,566)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................        4,705,047        3,361,018
                                                 -------------     ------------
Net increase in net assets from
   operations ...............................       11,554,584        5,017,426
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ..................................       (2,596,579)      (2,571,130)
   Class B ..................................       (2,167,810)      (1,903,093)
   Class C ..................................       (1,663,847)      (1,399,961)
Distributions in excess of net
   investment income
   Class A ..................................           (3,297)              -0-
   Class B ..................................          (15,132)              -0-
   Class C ..................................          (11,035)              -0-
Transactions in Shares of
Beneficial Interest
Net increase ................................       48,575,455          694,663
                                                 -------------     ------------
Total increase (decrease) ...................       53,672,339         (162,095)
Net Assets
Beginning of period .........................      116,589,502      116,751,597
                                                 -------------     ------------
End of period ...............................    $ 170,261,841     $116,589,502
                                                 =============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 53

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                            Michigan
                                                 ==============================
                                                  Year Ended        Year Ended
                                                 September 30,     September 30,
                                                     2001              2000
                                                 =============     ============
Increase (Decrease) in Net
Assets from Operations
Net investment income .......................    $   2,539,209     $  1,839,705
Net realized gain (loss) on
   investment transactions ..................          299,056         (262,417)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................        2,309,483          655,739
                                                 -------------     ------------
Net increase in net assets from
   operations ...............................        5,147,748        2,233,027
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ..................................         (982,605)        (690,808)
   Class B ..................................         (868,272)        (606,607)
   Class C ..................................         (688,332)        (511,085)
Distributions in excess of net
   investment income
   Class A ..................................          (14,462)              -0-
   Class B ..................................          (19,366)              -0-
   Class C ..................................          (15,223)              -0-
Transactions in Shares of
Beneficial Interest
Net increase ................................       42,209,071        4,836,586
                                                 -------------     ------------
Total increase ..............................       44,768,559        5,261,113
Net Assets
Beginning of period .........................       41,613,085       36,351,972
                                                 -------------     ------------
End of period ...............................    $  86,381,644     $ 41,613,085
                                                 =============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
54 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                            Minnesota
                                                 ==============================
                                                  Year Ended        Year Ended
                                                 September 30,     September 30,
                                                     2001              2000
                                                 =============     ============
Increase (Decrease) in Net
Assets from Operations
Net investment income .......................    $   2,291,090     $  1,821,685
Net realized gain (loss) on
   investment transactions ..................          150,934         (725,502)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................        1,533,464          849,993
                                                 -------------     ------------
Net increase in net assets from
   operations ...............................        3,975,488        1,946,176
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ..................................       (1,255,231)        (809,194)
   Class B ..................................         (639,279)        (582,388)
   Class C ..................................         (396,580)        (373,890)
Distributions in excess of net
   investment income
   Class A ..................................          (14,990)              -0-
   Class B ..................................          (13,512)              -0-
   Class C ..................................           (9,452)              -0-
Transactions in Shares of
Beneficial Interest
Net increase ................................       17,792,648        5,826,773
                                                 -------------     ------------
Total increase ..............................       19,439,092        6,007,477
Net Assets
Beginning of period .........................       39,800,034       33,792,557
                                                 -------------     ------------
End of period ...............................    $  59,239,126     $ 39,800,034
                                                 =============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 55

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                           New Jersey
                                                 ==============================
                                                  Year Ended        Year Ended
                                                 September 30,     September 30,
                                                     2001              2000
                                                 =============     ============
Increase (Decrease) in Net
Assets from Operations
Net investment income .......................    $   8,201,778     $  6,544,724
Net realized gain (loss) on
   investment transactions ..................        1,817,043       (3,336,757)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................             (366)       3,260,518
                                                 -------------     ------------
Net increase in net assets from
   operations ...............................       10,018,455        6,468,485
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ..................................       (3,203,753)      (2,268,250)
   Class B ..................................       (3,424,734)      (2,756,064)
   Class C ..................................       (1,573,291)      (1,390,783)
Distributions in excess of net
   investment income
   Class A ..................................          (85,024)              -0-
   Class B ..................................         (100,866)              -0-
   Class C ..................................          (42,142)              -0-
Transactions in Shares of
Beneficial Interest
Net increase ................................       85,882,846       12,261,589
                                                 -------------     ------------
Total increase ..............................       87,471,491       12,314,977
Net Assets
Beginning of period .........................      142,930,928      130,615,951
                                                 -------------     ------------
End of period ...............................    $ 230,402,419     $142,930,928
                                                 =============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
56 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                              Ohio
                                                 ==============================
                                                  Year Ended        Year Ended
                                                 September 30,     September 30,
                                                     2001              2000
                                                 =============     ============
Increase (Decrease) in Net
Assets from Operations
Net investment income .......................    $   5,523,405     $  4,794,388
Net realized gain (loss) on
   investment transactions ..................          680,295       (3,051,400)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................        1,396,175        1,749,610
                                                 -------------     ------------
Net increase in net assets from
   operations ...............................        7,599,875        3,492,598
Dividends to Shareholders from:
Net investment income
   Class A ..................................       (1,985,585)      (1,528,439)
   Class B ..................................       (2,097,526)      (2,004,386)
   Class C ..................................       (1,344,836)      (1,058,452)
Transactions in Shares of
Beneficial Interest
Net increase (decrease) .....................       39,547,128       (3,100,234)
                                                 -------------     ------------
Total increase (decrease) ...................       41,719,056       (4,198,913)
Net Assets
Beginning of period .........................       96,210,820      100,409,733
                                                 -------------     ------------
End of period ...............................    $ 137,929,876     $ 96,210,820
                                                 =============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 57

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                          Pennsylvania
                                                 ==============================
                                                  Year Ended        Year Ended
                                                 September 30,     September 30,
                                                     2001              2000
                                                 =============     ============
Increase (Decrease) in Net
Assets from Operations
Net investment income .......................    $   7,482,639     $  6,652,273
Net realized gain (loss) on
   investment transactions ..................        2,535,581       (3,216,273)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................        5,675,664        2,618,243
                                                 -------------     ------------
Net increase in net assets from
   operations ...............................       15,693,884        6,054,243
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ..................................       (4,054,203)      (3,276,524)
   Class B ..................................       (2,209,993)      (2,143,368)
   Class C ..................................       (1,218,443)      (1,091,618)
Distributions in Excess of Net
   Investment Income
   Class A ..................................          (57,507)              -0-
   Class B ..................................          (91,403)              -0-
   Class C ..................................          (34,299)              -0-
Transactions in Shares of
Beneficial Interest
Net increase (decrease) .....................       47,871,235       (5,642,255)
                                                 -------------     ------------
Total increase (decrease) ...................       55,899,271       (6,099,522)
Net Assets
Beginning of period .........................      136,306,644      142,406,166
                                                 -------------     ------------
End of period ...............................    $ 192,205,915     $136,306,644
                                                 =============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
58 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                            Virginia
                                                 ==============================
                                                  Year Ended        Year Ended
                                                 September 30,     September 30,
                                                     2001              2000
                                                 =============     ============
Increase (Decrease) in Net
Assets from Operations
Net investment income .......................    $   5,856,794     $  4,640,990
Net realized loss on investment
   transactions .............................         (774,675)      (2,134,258)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................        2,905,994        2,656,230
                                                 -------------     ------------
Net increase in net assets from
   operations ...............................        7,988,113        5,162,962
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ..................................       (2,342,705)      (1,740,980)
   Class B ..................................       (2,597,565)      (2,122,937)
   Class C ..................................         (916,524)        (692,196)
Distributions in Excess of Net
   Investment Income
   Class A ..................................          (28,634)              -0-
   Class B ..................................          (56,753)              -0-
   Class C ..................................          (22,025)              -0-
Transactions in Shares of
Beneficial Interest
Net increase ................................       41,082,977       20,125,507
                                                 -------------     ------------
Total increase ..............................       43,106,884       20,732,356
Net Assets
Beginning of period .........................      103,848,533       83,116,177
                                                 -------------     ------------
End of period ...............................    $ 146,955,417     $103,848,533
                                                 =============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 59

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
September 30, 2001

NOTE A

Significant Accounting Policies

Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
60 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the year ended September 30, 2001, the Adviser agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $507,697; Florida Portfolio, $712,031; Massachusetts Portfolio, $502,210; Michigan Portfolio, $150,901; Minnesota Portfolio, $182,896; New Jersey Portfolio, $472,694; Ohio Portfolio, $397,090; Pennsylvania Portfolio, $329,877; and Virginia Portfolio, $518,023.

Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 61

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Portfolios each paid $95,250 to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the year ended September 30, 2001. Additionally, the Adviser agreed to waive all or a portion of such fees for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $95,250 for each of these portfolios.

Each Portfolio compensates Alliance Global Investor Services, Inc., (formerly Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to:
Arizona Portfolio, $24,250; Florida Portfolio, $42,365; Massachusetts Portfolio, $34,617; Michigan Portfolio, $26,138; Minnesota Portfolio, $18,857; New Jersey Portfolio, $61,891; Ohio Portfolio, $34,409; Pennsylvania Portfolio, $55,075; and Virginia Portfolio, $32,766.

For the year ended September 30, 2001, each Portfolio's expenses were reduced under an expense offset arrangement with Alliance Global Investor Services, Inc. as follows: Arizona Portfolio, by $815; Florida Portfolio, by $1,408; Massachusetts Portfolio, by $1,164; Michigan Portfolio, by $680; Minnesota Portfolio, by $583; New Jersey Portfolio, by $1,796; Ohio Portfolio, by $1,104; Pennsylvania Portfolio, by $1,595; and Virginia Portfolio, by $1,246.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended September 30, 2001 as follows:

                           Front End          Contingent Deferred Sales Charges
                       Sales Charges        ------------------------------------
Portfolio                    Class A        Class A        Class B       Class C
--------------------------------------------------------------------------------
Arizona                     $ 42,568        $    -0-      $ 62,400       $   402

Florida                       57,116         16,019        105,966         3,299

Massachusetts                 29,687             -0-        67,615         4,462

Michigan                      29,903          4,698         39,732         5,266

Minnesota                     21,175             -0-         9,654         1,781

New Jersey                    43,052          5,000         75,197         8,846

Ohio                          21,502             -0-        63,263         5,582

Pennsylvania                  28,390             -0-        47,163         1,242

Virginia                      18,434              7         63,394         9,006


--------------------------------------------------------------------------------
62 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                           Class B              Class C
--------------------------------------------------------------------------------
Arizona ..............................           $3,399,112           $  630,953
Florida ..............................            4,029,284            1,958,834
Massachusetts ........................            3,214,602            1,812,062
Michigan .............................            2,605,910            2,015,483
Minnesota ............................            2,467,756            1,437,059
New Jersey ...........................            5,480,665            1,888,367
Ohio .................................            4,019,629            1,962,256
Pennsylvania .........................            3,664,614            1,548,791
Virginia .............................            4,060,023            1,079,317

Such costs may be recovered from each Portfolio at an annual rate of up to .30 of 1% of each Portfolio's daily net assets in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended September 30, 2001 were as follows:

Portfolio                                       Purchases                  Sales
--------------------------------------------------------------------------------
Arizona ..........................           $196,610,655           $135,536,067
Florida ..........................            179,555,294            140,323,361
Massachusetts ....................            188,852,806            144,181,294
Michigan .........................            104,926,165             63,816,920
Minnesota ........................             47,115,445             28,344,557
New Jersey .......................            288,149,685            196,653,023
Ohio .............................             73,375,745             35,095,091
Pennsylvania .....................            221,414,996            174,376,299
Virginia .........................            204,453,042            163,277,829


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 63

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

At September 30, 2001, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:

                                    Gross Unrealized   Gross Unrealized    Net Unrealized
Portfolio                Tax Cost       Appreciation       Depreciation      Appreciation
-----------------------------------------------------------------------------------------
Arizona              $148,137,331        $ 5,291,555        $   (26,942)      $ 5,264,613
Florida               212,504,008         10,439,426            (13,909)       10,425,517
Massachusetts         155,858,508          8,586,864           (341,258)        8,245,606
Michigan               80,555,537          3,184,574            (30,006)        3,154,568
Minnesota              54,899,740          2,538,556                 -0-        2,538,556
New Jersey            228,260,452         10,402,685         (4,885,266)        5,517,419
Ohio                  131,016,718          6,030,298         (2,334,345)        3,695,953
Pennsylvania          178,132,540          9,497,648           (122,150)        9,375,498
Virginia              136,401,509          5,645,973            (56,776)        5,589,197

For Federal income tax purposes at September 30, 2001, the Fund had capital loss carryforwards for the following Portfolios:

                  Expiring     Expiring     Expiring      Expiring     Expiring
                   in 2003      in 2004      in 2007       in 2008      in 2009
-------------------------------------------------------------------------------
Arizona         $       -0-   $      -0-   $      -0-   $2,361,378   $       -0-
Florida          3,931,206           -0-       4,853     7,457,727    3,475,986
Massachusetts           -0-          -0-          -0-    7,248,317    1,585,051
Michigan                -0-          -0-          -0-      647,286           -0-
Minnesota          650,584      492,981           -0-    1,051,696      160,146
New Jersey       3,051,602      349,704           -0-    3,327,295    1,077,263
Ohio             2,526,402      332,000           -0-    2,491,530    1,639,021
Pennsylvania            -0-          -0-          -0-    6,563,370           -0-
Virginia                -0-          -0-          -0-    3,978,133    1,200,330

Capital losses incurred after October 31 ("post October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and elected to defer the following net capital losses during the fiscal year 2001.

                               Post October Losses
                               -------------------
Arizona                                                                 $414,758
Florida                                                                    3,909
Virginia                                                                 796,149


--------------------------------------------------------------------------------
64 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

To the extent that the carryover losses are used to offset future capital gains, it is probable that the gain to offset will not be distributed to shareholders.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest in each Portfolio were as follows:

                     -------------------------------     -------------------------------
                                 Shares                              Amount
                     -------------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                     September 30,     September 30,     September 30,     September 30,
Arizona Portfolio             2001              2000              2001              2000
----------------------------------------------------------------------------------------
Class A
Shares sold              4,813,437         1,856,655     $  51,297,439     $  18,930,679
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions            169,073           108,731         1,802,775         1,115,566
----------------------------------------------------------------------------------------
Shares converted
  from Class B              63,843            93,637           684,789           956,418
----------------------------------------------------------------------------------------
Shares redeemed         (1,387,741)       (1,244,309)      (14,786,273)      (12,714,107)
----------------------------------------------------------------------------------------
Net increase             3,658,612           814,714     $  38,998,730     $   8,288,556
========================================================================================

Class B
Shares sold              2,442,290           975,420     $  26,083,801     $  10,008,779
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             90,760            76,864           966,068           786,969
----------------------------------------------------------------------------------------
Shares converted
  to Class A               (63,938)          (93,680)         (684,789)         (956,418)
----------------------------------------------------------------------------------------
Shares redeemed           (546,808)         (692,556)       (5,828,643)       (7,074,992)
----------------------------------------------------------------------------------------
Net increase             1,922,304           266,048     $  20,536,437     $   2,764,338
========================================================================================

Class C
Shares sold                935,176           273,926     $   9,955,987     $   2,799,629
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             25,457            21,744           271,076           222,385
----------------------------------------------------------------------------------------
Shares redeemed           (572,261)         (342,651)       (6,085,549)       (3,504,007)
----------------------------------------------------------------------------------------
Net increase
  (decrease)               388,372           (46,981)    $   4,141,514     $    (481,993)
========================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 65

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                     -------------------------------     -------------------------------
                                 Shares                              Amount
                     -------------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                     September 30,     September 30,     September 30,     September 30,
Florida Portfolio             2001              2000              2001              2000
----------------------------------------------------------------------------------------
Class A
Shares sold              3,589,878         2,566,311     $  35,893,611     $  24,438,087
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                198,966           184,140         1,990,440         1,762,270
----------------------------------------------------------------------------------------
Shares converted
  from Class B             171,422           463,681         1,704,137         4,429,715
----------------------------------------------------------------------------------------
Shares redeemed         (2,072,213)       (3,613,466)      (20,783,492)      (34,473,817)
----------------------------------------------------------------------------------------
Net increase
  (decrease)             1,888,053          (399,334)    $  18,804,696     $  (3,843,745)
========================================================================================

Class B
Shares sold              3,059,056         1,802,032     $  30,697,478     $  17,249,875
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                181,564           163,330         1,818,925         1,562,651
----------------------------------------------------------------------------------------
Shares converted
  to Class A              (171,242)         (463,533)       (1,704,137)       (4,429,715)
----------------------------------------------------------------------------------------
Shares redeemed         (1,151,170)       (1,687,659)      (11,537,217)      (16,081,782)
----------------------------------------------------------------------------------------
Net increase
  (decrease)             1,918,208          (185,830)    $  19,275,049     $  (1,698,971)
========================================================================================

Class C
Shares sold                726,006         1,051,801     $   7,279,673     $  10,079,336
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                 92,873           108,711           928,814         1,039,907
----------------------------------------------------------------------------------------
Shares redeemed           (788,495)       (1,519,095)       (7,872,987)      (14,517,668)
----------------------------------------------------------------------------------------
Net increase
  (decrease)                30,384          (358,583)    $     335,500     $  (3,398,425)
========================================================================================


--------------------------------------------------------------------------------
66 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                        -------------------------------     -------------------------------
                                    Shares                              Amount
                        -------------------------------     -------------------------------
                           Year Ended        Year Ended        Year Ended        Year Ended
                        September 30,     September 30,     September 30,     September 30,
Massachusetts Portfolio          2001              2000              2001              2000
-------------------------------------------------------------------------------------------
Class A
Shares sold                 2,593,391         3,870,727     $  28,601,700     $  39,956,518
-------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               124,433           119,699         1,360,276         1,242,591
-------------------------------------------------------------------------------------------
Shares converted
  from Class B                 86,282            53,711           960,080           557,445
-------------------------------------------------------------------------------------------
Shares redeemed            (1,356,521)       (3,953,939)      (14,844,224)      (40,717,058)
-------------------------------------------------------------------------------------------
Net increase                1,447,585            90,198     $  16,077,832     $   1,039,496
===========================================================================================

Class B
Shares sold                 2,435,657           701,960     $  26,753,154     $   7,282,614
-------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               117,513           106,504         1,282,290         1,103,845
-------------------------------------------------------------------------------------------
Shares converted
  to Class A                  (85,391)          (53,776)         (960,080)         (557,445)
-------------------------------------------------------------------------------------------
Shares redeemed              (608,606)         (979,204)       (6,632,922)      (10,141,966)
-------------------------------------------------------------------------------------------
Net increase
  (decrease)                1,859,173          (224,516)    $  20,442,442     $  (2,312,952)
===========================================================================================

Class C
Shares sold                 1,522,833         1,104,460     $  16,636,563     $  11,373,666
-------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               111,278           100,372         1,213,365         1,040,730
-------------------------------------------------------------------------------------------
Shares redeemed              (533,710)       (1,011,826)       (5,794,747)      (10,446,277)
-------------------------------------------------------------------------------------------
Net increase                1,100,401           193,006     $  12,055,181     $   1,968,119
===========================================================================================

                     -------------------------------     -------------------------------
                                 Shares                              Amount
                     -------------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                     September 30,     September 30,     September 30,     September 30,
Michigan Portfolio            2001              2000              2001              2000
----------------------------------------------------------------------------------------
Class A
Shares sold              1,910,856           722,401     $  20,024,014     $   7,130,569
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             62,510            42,594           652,455           421,840
----------------------------------------------------------------------------------------
Shares converted
  from Class B              37,882            78,253           393,516           772,080
----------------------------------------------------------------------------------------
Shares redeemed           (363,662)         (573,366)       (3,798,987)       (5,684,298)
----------------------------------------------------------------------------------------
Net increase             1,647,586           269,882     $  17,270,998     $   2,640,191
========================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 67

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                     -------------------------------     -------------------------------
                                 Shares                              Amount
                     -------------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                     September 30,     September 30,     September 30,     September 30,
Michigan Portfolio            2001              2000              2001              2000
----------------------------------------------------------------------------------------
Class B
Shares sold              1,550,077           509,186     $  16,187,987     $   5,037,342
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             48,534            34,447           505,596           340,544
----------------------------------------------------------------------------------------
Shares converted
  to Class A               (37,928)          (78,329)         (393,516)         (772,080)
----------------------------------------------------------------------------------------
Shares redeemed           (260,740)         (369,536)       (2,713,149)       (3,623,920)
----------------------------------------------------------------------------------------
Net increase             1,299,943            95,768     $  13,586,918     $     981,886
========================================================================================

Class C
Shares sold              1,199,030           527,572     $  12,534,030     $   5,227,244
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             51,395            40,772           535,251           403,193
----------------------------------------------------------------------------------------
Shares redeemed           (165,122)         (448,502)       (1,718,126)       (4,415,928)
----------------------------------------------------------------------------------------
Net increase             1,085,303           119,842     $  11,351,155     $   1,214,509
========================================================================================

                     -------------------------------     -------------------------------
                                 Shares                              Amount
                     -------------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                     September 30,     September 30,     September 30,     September 30,
Minnesota Portfolio           2001              2000              2001              2000
----------------------------------------------------------------------------------------
Class A
Shares sold              1,305,502         1,038,812     $  13,064,628     $   9,954,253
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                 66,052            44,751           658,459           426,425
----------------------------------------------------------------------------------------
Shares converted
  from Class B              56,635           202,898           563,714         1,922,179
----------------------------------------------------------------------------------------
Shares redeemed           (484,522)         (302,710)       (4,836,390)       (2,863,592)
----------------------------------------------------------------------------------------
Net increase               943,667           983,751     $   9,450,411     $   9,439,265
========================================================================================

Class B
Shares sold                610,836           289,103     $   6,090,509     $   2,761,982
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                 39,953            37,751           398,188           359,400
----------------------------------------------------------------------------------------
Shares converted
  to Class A               (56,637)         (202,882)         (563,714)       (1,922,179)
----------------------------------------------------------------------------------------
Shares redeemed           (119,730)         (342,232)       (1,187,513)       (3,250,404)
----------------------------------------------------------------------------------------
Net increase
  (decrease)               474,422          (218,260)    $   4,737,470     $  (2,051,201)
========================================================================================


--------------------------------------------------------------------------------
68 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                     -------------------------------     -------------------------------
                                 Shares                              Amount
                     -------------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                     September 30,     September 30,     September 30,     September 30,
Minnesota Portfolio           2001              2000              2001              2000
----------------------------------------------------------------------------------------
Class C
Shares sold                459,169           121,928     $   4,611,384     $   1,164,949
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                 28,881            28,935           288,003           275,465
----------------------------------------------------------------------------------------
Shares redeemed           (130,103)         (315,968)       (1,294,620)       (3,001,705)
----------------------------------------------------------------------------------------
Net increase
  (decrease)               357,947          (165,105)    $   3,604,767     $  (1,561,291)
========================================================================================

                     -------------------------------     -------------------------------
                                 Shares                              Amount
                     -------------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                     September 30,     September 30,     September 30,     September 30,
New Jersey Portfolio          2001              2000              2001              2000
----------------------------------------------------------------------------------------
Class A
Shares sold              3,731,700         2,110,449     $  38,171,495     $  20,395,892
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                182,978           122,419         1,861,049         1,186,150
----------------------------------------------------------------------------------------
Shares converted
  from Class B             313,237           741,480         3,175,314         7,152,154
----------------------------------------------------------------------------------------
Shares redeemed         (1,269,458)       (1,302,929)      (12,917,397)      (12,525,557)
----------------------------------------------------------------------------------------
Net increase             2,958,457         1,671,419     $  30,290,461     $  16,208,639
========================================================================================

Class B
Shares sold              4,918,891         1,695,875     $  50,286,151     $  16,459,266
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                216,519           184,273         2,202,412         1,783,712
----------------------------------------------------------------------------------------
Shares converted
  to Class A              (313,230)         (741,372)       (3,175,314)       (7,152,154)
----------------------------------------------------------------------------------------
Shares redeemed           (808,828)       (1,415,970)       (8,239,249)      (13,650,743)
----------------------------------------------------------------------------------------
Net increase
  (decrease)             4,013,352          (277,194)    $  41,074,000     $  (2,559,919)
========================================================================================

Class C
Shares sold              2,158,452           815,133     $  22,087,081     $   7,916,397
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                108,212            96,313         1,100,784           932,437
----------------------------------------------------------------------------------------
Shares redeemed           (850,207)       (1,057,324)       (8,669,480)      (10,235,965)
----------------------------------------------------------------------------------------
Net increase
  (decrease)             1,416,457          (145,878)    $  14,518,385     $  (1,387,131)
========================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 69

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                     -------------------------------     -------------------------------
                                 Shares                              Amount
                     -------------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                     September 30,     September 30,     September 30,     September 30,
Ohio Portfolio                2001              2000              2001              2000
----------------------------------------------------------------------------------------
Class A
Shares sold              1,675,440           846,158     $  16,883,683     $   8,165,215
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions            128,136            98,790         1,283,413           947,389
----------------------------------------------------------------------------------------
Shares converted
  from Class B             138,899           645,321         1,386,550         6,130,635
----------------------------------------------------------------------------------------
Shares redeemed           (590,544)       (1,025,457)       (5,907,771)       (9,805,778)
----------------------------------------------------------------------------------------
Net increase             1,351,931           564,812     $  13,645,875     $   5,437,461
========================================================================================

Class B
Shares sold              1,991,235           956,292     $  20,036,809     $   9,174,916
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                129,450           135,146         1,296,809         1,295,052
----------------------------------------------------------------------------------------
Shares converted
  to Class A              (138,899)         (645,213)       (1,386,550)       (6,184,635)
----------------------------------------------------------------------------------------
Shares redeemed           (709,275)       (1,244,603)       (7,103,412)      (11,873,682)
----------------------------------------------------------------------------------------
Net increase
  (decrease)             1,272,511          (798,378)    $  12,843,656     $  (7,588,349)
========================================================================================

Class C
Shares sold              1,472,805           621,261     $  14,788,323     $   5,954,337
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             85,456            67,130           857,374           644,074
----------------------------------------------------------------------------------------
Shares redeemed           (258,483)         (790,731)       (2,588,100)       (7,547,757)
----------------------------------------------------------------------------------------
Net increase
  (decrease)             1,299,778          (102,340)    $  13,057,597     $    (949,346)
========================================================================================

                           -------------------------------     -------------------------------
                                       Shares                              Amount
                           -------------------------------     -------------------------------
                              Year Ended        Year Ended        Year Ended        Year Ended
                           September 30,     September 30,     September 30,     September 30,
Pennsylvania Portfolio              2001              2000              2001              2000
----------------------------------------------------------------------------------------------
Class A
Shares sold                    3,465,560         1,759,176     $  35,409,477     $  17,065,835
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                  252,549           208,257         2,571,868         2,018,532
----------------------------------------------------------------------------------------------
Shares converted
  from Class B                   232,910           567,875         2,384,399         5,501,230
----------------------------------------------------------------------------------------------
Shares redeemed               (1,564,884)       (1,938,986)      (15,832,143)      (18,774,423)
----------------------------------------------------------------------------------------------
Net increase                   2,386,135           596,322     $  24,533,601     $   5,811,174
==============================================================================================


--------------------------------------------------------------------------------
70 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                           -------------------------------     -------------------------------
                                       Shares                              Amount
                           -------------------------------     -------------------------------
                              Year Ended        Year Ended        Year Ended        Year Ended
                           September 30,     September 30,     September 30,     September 30,
Pennsylvania Portfolio              2001              2000              2001              2000
----------------------------------------------------------------------------------------------
Class B
Shares sold                    2,179,041         1,143,644     $  22,272,109     $  11,092,896
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                  138,430           136,473         1,409,230         1,321,432
----------------------------------------------------------------------------------------------
Shares converted
  to Class A                    (232,922)         (567,932)       (2,384,397)       (5,501,230)
----------------------------------------------------------------------------------------------
Shares redeemed                 (648,283)       (1,446,558)       (6,580,863)      (13,974,905)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                   1,436,266          (734,373)    $  14,716,079     $  (7,061,807)
==============================================================================================

Class C
Shares sold                    1,086,164           562,077     $  11,094,019     $   5,452,362
----------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                   75,889            70,224           772,636           680,054
----------------------------------------------------------------------------------------------
Shares redeemed                 (318,971)       (1,095,926)       (3,245,100)      (10,524,038)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                     843,082          (463,625)    $   8,621,555     $  (4,391,622)
==============================================================================================

                     -------------------------------     -------------------------------
                                 Shares                              Amount
                     -------------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                     September 30,     September 30,     September 30,     September 30,
Virginia Portfolio            2001              2000              2001              2000
----------------------------------------------------------------------------------------
Class A
Shares sold              1,928,972         1,643,283     $  20,159,676     $  16,689,473
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions            105,942            85,822         1,199,297           871,541
----------------------------------------------------------------------------------------
Shares converted
  from Class B              36,017            33,791           379,415           344,049
----------------------------------------------------------------------------------------
Shares redeemed           (665,749)         (838,839)       (6,992,235)       (8,577,211)
----------------------------------------------------------------------------------------
Net increase             1,405,182           924,057     $  14,746,153     $   9,327,852
========================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 71

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                     -------------------------------     -------------------------------
                                 Shares                              Amount
                     -------------------------------     -------------------------------
                        Year Ended        Year Ended        Year Ended        Year Ended
                     September 30,     September 30,     September 30,     September 30,
Virginia Portfolio            2001              2000              2001              2000
----------------------------------------------------------------------------------------
Class B
Shares sold              2,300,574         1,287,195     $  24,148,737     $  13,075,898
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions            162,685           140,005         1,705,329         1,419,246
----------------------------------------------------------------------------------------
Shares converted
  to Class A               (32,025)          (33,832)         (379,415)         (344,049)
----------------------------------------------------------------------------------------
Shares redeemed           (587,017)         (705,746)       (6,103,460)       (7,113,912)
----------------------------------------------------------------------------------------
Net increase             1,844,217           687,622     $  19,371,191     $   7,037,183
========================================================================================

Class C
Shares sold                958,758           606,560     $  10,069,970     $   6,121,444
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             58,372            47,688           611,262           483,928
----------------------------------------------------------------------------------------
Shares redeemed           (355,655)         (281,067)       (3,715,599)       (2,844,900)
----------------------------------------------------------------------------------------
Net increase               661,475           373,181     $   6,965,633     $   3,760,472
========================================================================================

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended September 30, 2001.


--------------------------------------------------------------------------------
72 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Arizona Portfolio
                                  --------------------------------------------------------
                                                          Class A
                                  --------------------------------------------------------
                                                 Year Ended September 30,
                                  --------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  --------------------------------------------------------
Net asset value,
  beginning of period ..........  $ 10.47     $ 10.40     $ 11.03     $ 10.78     $ 10.32
                                  --------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ....      .54         .55         .51         .54         .57
Net realized and unrealized
  gain (loss) on investment
  transactions .................      .34         .07        (.55)        .45         .48
                                  --------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ..............      .88         .62        (.04)        .99        1.05
                                  --------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............     (.54)       (.55)       (.51)       (.54)       (.57)
Distributions in excess of net
  investment income ............     (.01)         -0-       (.04)       (.02)         -0-
Distributions from net
  realized gains ...............       -0-         -0-       (.04)       (.18)       (.02)
                                  --------------------------------------------------------
Total dividends and
  distributions ................     (.55)       (.55)       (.59)       (.74)       (.59)
                                  --------------------------------------------------------
Net asset value,
  end of period ................  $ 10.80     $ 10.47     $ 10.40     $ 11.03     $ 10.78
                                  ========================================================
Total Return
Total investment return based
  on net asset value(c) ........     8.56%       6.17%       (.45)%      9.54%      10.54%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............  $88,261     $47,258     $38,472     $21,185     $ 9,225
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .............      .78%        .78%        .78%        .78%        .78%
  Expenses, before waivers/
    reimbursements .............     1.22%       1.29%       1.39%       1.55%       2.71%
  Net investment income,
    net of waivers/
    reimbursements .............     5.08%       5.33%       4.74%       4.92%       5.42%
Portfolio turnover rate ........      119%        199%        217%         45%        193%

See footnote summary on page 100.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 73

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Arizona Portfolio
                                  --------------------------------------------------------
                                                          Class B
                                  --------------------------------------------------------
                                                 Year Ended September 30,
                                  --------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  --------------------------------------------------------
Net asset value,
  beginning of period ..........  $ 10.46     $ 10.39     $ 11.03     $ 10.78     $ 10.32
                                  --------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ....      .47         .48         .43         .45         .50
Net realized and unrealized
  gain (loss) on investment
  transactions .................      .33         .07        (.55)        .47         .48
                                  --------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ..............      .80         .55        (.12)        .92         .98
                                  --------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............     (.47)       (.48)       (.43)       (.45)       (.50)
Distributions in excess of net
  investment income ............     (.01)         -0-       (.05)       (.04)         -0-
Distributions from net
  realized  gains ..............       -0-         -0-       (.04)       (.18)       (.02)
                                  --------------------------------------------------------
Total dividends and
  distributions ................     (.48)       (.48)       (.52)       (.67)       (.52)
                                  --------------------------------------------------------
Net asset value,
  end of period ................  $ 10.78     $ 10.46     $ 10.39     $ 11.03     $ 10.78
                                  ========================================================
Total Return
Total investment return based
  on net asset value(c) ........     7.76%       5.45%      (1.19)%      8.84%       9.80%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............  $56,024     $34,232     $31,242     $13,698     $ 6,531
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .............     1.48%       1.48%       1.48%       1.48%       1.48%
  Expenses, before waivers/
    reimbursements .............     1.93%       1.99%       2.16%       2.30%       3.40%
  Net investment income,
    net of waivers/
    reimbursements .............     4.41%       4.63%       4.05%       4.21%       4.73%
Portfolio turnover rate ........      119%        199%        217%         45%        193%

See footnote summary on page 100.


--------------------------------------------------------------------------------
74 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Arizona Portfolio
                                  --------------------------------------------------------
                                                          Class C
                                  --------------------------------------------------------
                                                 Year Ended September 30,
                                  --------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  --------------------------------------------------------
Net asset value,
  beginning of period ..........  $ 10.46     $ 10.39     $ 11.03     $ 10.78     $ 10.32
                                  --------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ....      .47         .48         .43         .45         .50
Net realized and unrealized
  gain (loss) on investment
  transactions .................      .33         .07        (.55)        .47         .48
                                  --------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ..............      .80         .55        (.12)        .92         .98
                                  --------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............     (.47)       (.48)       (.43)       (.45)       (.50)
Distributions in excess of net
  investment income ............     (.01)         -0-       (.05)       (.04)         -0-
Distributions from net
  realized gains ...............       -0-         -0-       (.04)       (.18)       (.02)
                                  --------------------------------------------------------
Total dividends and
  distributions ................     (.48)       (.48)       (.52)       (.67)       (.52)
                                  --------------------------------------------------------
Net asset value,
  end of period ................  $ 10.78     $ 10.46     $ 10.39     $ 11.03     $ 10.78
                                  ========================================================
Total Return
Total investment return based
  on net asset value(c) ........     7.76%       5.45%      (1.19)%      8.83%       9.80%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............  $13,407     $ 8,941     $ 9,368     $ 4,708     $ 1,775
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .............     1.48%       1.48%       1.48%       1.48%       1.48%
  Expenses, before waivers/
    reimbursements .............     1.93%       1.99%       2.17%       2.34%       3.39%
  Net investment income,
    net of waivers/
    reimbursements .............     4.43%       4.64%       4.05%       4.19%       4.70%
Portfolio turnover rate ........      119%        199%        217%         45%        193%

See footnote summary on page 100.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 75

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Florida Portfolio
                                  --------------------------------------------------------
                                                          Class A
                                  --------------------------------------------------------
                                                 Year Ended September 30,
                                  --------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  --------------------------------------------------------
Net asset value,
  beginning of period ..........  $  9.76     $  9.81     $ 10.48     $ 10.14     $  9.73
                                  --------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ....      .53         .53         .51         .52         .55
Net realized and unrealized
  gain (loss) on investment
  transactions .................      .40        (.05)       (.65)        .37         .41
                                  --------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ..............      .93         .48        (.14)        .89         .96
                                  --------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............     (.53)       (.53)       (.51)       (.52)       (.55)
Distributions in excess of
  net investment income ........       -0-         -0-       (.02)       (.03)         -0-
                                  --------------------------------------------------------
Total dividends and
  distributions ................     (.53)       (.53)       (.53)       (.55)       (.55)
                                  --------------------------------------------------------
Net asset value,
  end of period ................  $ 10.16     $  9.76     $  9.81     $ 10.48     $ 10.14
                                  ========================================================
Total Return
Total investment return based
  on net asset value(c) ........     9.71%       5.10%      (1.38)%      8.97%      10.14%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............  $97,714     $75,422     $79,752     $44,440     $17,516
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .............      .78%        .73%        .73%        .73%        .73%
  Expenses, before waivers/
    reimbursements .............     1.13%       1.14%       1.18%       1.27%       1.35%
  Net investment income,
    net of waivers/
    reimbursements .............     5.33%       5.52%       4.94%       5.14%       5.58%
Portfolio turnover rate ........       70%        281%        244%         65%        204%

See footnote summary on page 100.


--------------------------------------------------------------------------------
76 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Florida Portfolio
                                  --------------------------------------------------------
                                                          Class B
                                  --------------------------------------------------------
                                                 Year Ended September 30,
                                  --------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  --------------------------------------------------------
Net asset value,
  beginning of period ..........  $  9.77     $  9.81     $ 10.48     $ 10.14     $  9.74
                                  --------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ....      .46         .46         .43         .46         .48
Net realized and unrealized
  gain (loss) on investment
  transactions .................      .39        (.05)       (.64)        .36         .40
                                  --------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ..............      .85         .41        (.21)        .82         .88
                                  --------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............     (.45)       (.45)       (.43)       (.46)       (.48)
Distributions in excess of net
  investment income ............       -0-         -0-       (.03)       (.02)         -0-
                                  --------------------------------------------------------
Total dividends and
  distributions ................     (.45)       (.45)       (.46)       (.48)       (.48)
                                  --------------------------------------------------------
Net asset value,
  end of period ................  $ 10.17     $  9.77     $  9.81     $ 10.48     $ 10.14
                                  ========================================================
Total Return
Total investment return based
  on net asset value(c) ........     8.92%       4.43%      (2.06)%      8.22%       9.24%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............  $87,603     $65,391     $67,532     $40,740     $24,820
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .............     1.48%       1.43%       1.43%       1.43%       1.43%
  Expenses, before waivers/
    reimbursements .............     1.84%       1.85%       1.91%       1.97%       2.05%
  Net investment income,
  net of waivers/
  reimbursements ...............     4.62%       4.82%       4.25%       4.46%       4.87%
Portfolio turnover rate ........       70%        281%        244%         65%        204%

See footnote summary on page 100.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 77

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Florida Portfolio
                                  -------------------------------------------------------
                                                          Class C
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.77     $  9.81     $ 10.48     $ 10.14     $  9.74
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .46         .46         .43         .46         .49
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .39        (.05)       (.64)        .36         .39
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .85         .41        (.21)        .82         .88
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.45)       (.45)       (.43)       (.46)       (.48)
Distributions in excess of net
  investment income ...........        -0-         -0-       (.03)       (.02)         -0-
                                  -------------------------------------------------------
Total dividends and
  distributions ...............      (.45)       (.45)       (.46)       (.48)       (.48)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.17     $  9.77     $  9.81     $ 10.48     $ 10.14
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      8.93%       4.43%      (2.06)%      8.22%       9.23%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $40,360     $38,464     $42,169     $31,524     $25,722
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.48%       1.43%       1.43%       1.43%       1.43%
  Expenses, before waivers/
    reimbursements ............      1.83%       1.85%       1.91%       1.99%       2.03%
  Net investment income,
    net of waivers/
    reimbursements ............      4.64%       4.83%       4.24%       4.48%       4.89%
Portfolio turnover rate .......        70%        281%        244%         65%        204%

See footnote summary on page 100.


--------------------------------------------------------------------------------
78 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                  Massachusetts Portfolio
                                  -------------------------------------------------------
                                                          Class A
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $ 10.59     $ 10.66     $ 11.39     $ 11.19     $ 10.85
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .56         .58         .53         .54         .58
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .47        (.09)       (.66)        .45         .57
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............      1.03         .49        (.13)        .99        1.15
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.56)       (.56)       (.53)       (.54)       (.58)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.04)       (.06)       (.03)
Distributions from net
  realized gains ..............        -0-         -0-       (.03)       (.19)       (.20)
                                  -------------------------------------------------------
Total dividends and
  distributions ...............      (.57)       (.56)       (.60)       (.79)       (.81)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 11.05     $ 10.59     $ 10.66     $ 11.39     $ 11.19
                                  =======================================================
Total Return
Total investment return
  based on net
  asset value(c) ..............      9.92%       4.86%      (1.24)%      9.18%      11.14%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $63,384     $45,418     $44,758     $23,026     $ 9,461
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............       .82%        .77%        .72%        .72%        .72%
  Expenses, before waivers/
    reimbursements ............      1.19%       1.63%       1.24%       1.51%       2.40%
  Net investment income,
    net of waivers/
    reimbursements ............      5.20%       5.53%       4.74%       4.87%       5.40%
Portfolio turnover rate .......       108%        389%        303%         69%        134%

See footnote summary on page 100.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 79

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                   Massachusetts Portfolio
                                  -------------------------------------------------------
                                                          Class B
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $ 10.57     $ 10.65     $ 11.38     $ 11.19     $ 10.84
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .49         .50         .45         .46         .51
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .47        (.09)       (.65)        .45         .58
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .96         .41        (.20)        .91        1.09
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.49)       (.49)       (.45)       (.46)       (.51)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.05)       (.07)       (.03)
Distributions from net
  realized gains ..............        -0-         -0-       (.03)       (.19)       (.20)
                                  -------------------------------------------------------
Total dividends and
  distributions ...............      (.50)       (.49)       (.53)       (.72)       (.74)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 11.03     $ 10.57     $ 10.65     $ 11.38     $ 11.19
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      9.22%       4.06%      (1.87)%      8.40%      10.52%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $62,190     $39,964     $42,628     $20,400     $ 7,230
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.52%       1.47%       1.42%       1.42%       1.42%
  Expenses, before waivers/
    reimbursements ............      1.90%       1.94%       1.97%       2.22%       3.07%
  Net investment income,
    net of waivers/
    reimbursements ............      4.53%       4.83%       4.06%       4.16%       4.73%
Portfolio turnover rate .......       108%        389%        303%         69%        134%

See footnote summary on page 100.


--------------------------------------------------------------------------------
80 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                  Massachusetts Portfolio
                                  -------------------------------------------------------
                                                          Class C
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $ 10.57     $ 10.65     $ 11.38     $ 11.19     $ 10.84
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .49         .50         .45         .47         .51
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .47        (.09)       (.65)        .44         .58
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .96         .41        (.20)        .91        1.09
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.49)       (.49)       (.45)       (.47)       (.51)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.05)       (.06)       (.03)
Distributions from net
  realized gains ..............        -0-         -0-       (.03)       (.19)       (.20)
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.50)       (.49)       (.53)       (.72)       (.74)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 11.03     $ 10.57     $ 10.65     $ 11.38     $ 11.19
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      9.22%       4.06%      (1.87)%      8.40%      10.52%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $44,688     $31,207     $29,365     $18,050     $ 7,815
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.52%       1.47%       1.42%       1.42%       1.42%
  Expenses, before waivers/
    reimbursements ............      1.90%       1.93%       1.96%       2.21%       3.09%
  Net investment income,
    net of waivers/
    reimbursements ............      4.53%       4.83%       4.05%       4.18%       4.75%
Portfolio turnover rate .......       108%        389%        303%         69%        134%

See footnote summary on page 100.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 81

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Michigan Portfolio
                                  -------------------------------------------------------
                                                          Class A
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $ 10.16     $ 10.06     $ 10.62     $ 10.52     $ 10.12
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .52         .53         .46         .48         .53
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .48         .09        (.45)        .44         .55
                                  -------------------------------------------------------
Net increase in net asset
  value from operations .......      1.00         .62         .01         .92        1.08
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.52)       (.52)       (.46)       (.48)       (.53)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.04)       (.05)       (.02)
Distributions from net
  realized gains ..............        -0-         -0-       (.07)       (.29)       (.13)
                                  -------------------------------------------------------
Total dividends and
  distributions ...............      (.53)       (.52)       (.57)       (.82)       (.68)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.63     $ 10.16     $ 10.06     $ 10.62     $ 10.52
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......     10.11%       6.39%        .03%       9.08%      11.05%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $32,804     $14,609     $11,760     $ 8,640     $ 5,836
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.01%        .99%        .96%        .96%        .96%
  Expenses, before waivers/
    reimbursements ............      1.44%       1.63%       1.62%       1.89%       2.46%
  Net investment income,
  net of waivers/
  reimbursements ..............      5.01%       5.30%       4.48%       4.57%       5.24%
Portfolio turnover rate .......       115%        287%        213%        134%        161%

See footnote summary on page 100.


--------------------------------------------------------------------------------
82 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Michigan Portfolio
                                  -------------------------------------------------------
                                                          Class B
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $ 10.15     $ 10.05     $ 10.61     $ 10.52     $ 10.12
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .45         .45         .39         .40         .46
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .48         .10        (.45)        .44         .55
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .93         .55        (.06)        .84        1.01
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.45)       (.45)       (.39)       (.40)       (.46)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.04)       (.06)       (.02)
Distributions from net
  realized gains ..............        -0-         -0-       (.07)       (.29)       (.13)
                                  -------------------------------------------------------
Total dividends and
  distributions ...............      (.46)       (.45)       (.50)       (.75)       (.61)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.62     $ 10.15     $ 10.05     $ 10.61     $ 10.52
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      9.39%       5.55%       (.64)%      8.26%      10.30%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $29,436     $14,943     $13,844     $ 9,411     $ 5,300
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.71%       1.69%       1.66%       1.66%       1.66%
  Expenses, before waivers/
    reimbursements ............      2.16%       2.34%       2.44%       2.61%       3.23%
  Net investment income,
    net of waivers/
    reimbursements ............      4.34%       4.59%       3.79%       3.87%       4.53%
Portfolio turnover rate .......       115%        287%        213%        134%        161%

See footnote summary on page 100.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 83

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Michigan Portfolio
                                  -------------------------------------------------------
                                                          Class C
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $ 10.14     $ 10.05     $ 10.61     $ 10.52     $ 10.12
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .45         .46         .40         .41         .46
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .49         .08        (.46)        .43         .55
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .94         .54        (.06)        .84        1.01
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.45)       (.45)       (.40)       (.41)       (.46)
Distributions in excess of
  net investment income .......      (.01)         -0-       (.03)       (.05)       (.02)
Distributions from net
  realized gains ..............        -0-         -0-       (.07)       (.29)       (.13)
                                  -------------------------------------------------------
Total dividends and
  distributions ...............      (.46)       (.45)       (.50)       (.75)       (.61)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.62     $ 10.14     $ 10.05     $ 10.61     $ 10.52
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      9.50%       5.55%       (.64)%      8.26%      10.30%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $24,142     $12,061     $10,747     $ 8,983     $ 5,089
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.71%       1.69%       1.66%       1.66%       1.66%
  Expenses, before waivers/
    reimbursements ............      2.16%       2.34%       2.43%       2.59%       3.20%
  Net investment income,
    net of waivers/
    reimbursements ............      4.35%       4.60%       3.78%       3.88%       4.55%
Portfolio turnover rate .......       115%        287%        213%        134%        161%

See footnote summary on page 100.


--------------------------------------------------------------------------------
84 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                    Minnesota Portfolio
                                  -------------------------------------------------------
                                                          Class A
                                  -------------------------------------------------------
                                                 Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.72     $  9.67     $ 10.22     $  9.97     $  9.58
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .52         .53         .49         .50         .53
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .38         .03        (.53)        .27         .39
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .90         .56        (.04)        .77         .92
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.52)       (.51)       (.49)       (.50)       (.53)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.02)       (.02)         -0-
                                  -------------------------------------------------------
Total dividends and
  distributions ...............      (.53)       (.51)       (.51)       (.52)       (.53)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.09     $  9.72     $  9.67     $ 10.22     $  9.97
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      9.44%       6.09%       (.48)%      7.94%       9.93%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $30,501     $20,212     $10,601     $ 6,261     $ 4,120
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............       .90%        .81%        .75%        .75%        .75%
  Expenses, before waivers/
    reimbursements ............      1.49%       1.66%       1.63%       1.80%       2.22%
  Net investment income,
    net of waivers/
    reimbursements ............      5.23%       5.57%       4.90%       4.92%       5.44%
Portfolio turnover rate .......        61%        307%        259%         30%        131%

See footnote summary on page 100.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 85

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Minnesota Portfolio
                                  -------------------------------------------------------
                                                          Class B
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.72     $  9.67     $ 10.22     $  9.97     $  9.58
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .45         .46         .42         .42         .46
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .37         .03        (.53)        .28         .39
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .82         .49        (.11)        .70         .85
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.45)       (.44)       (.42)       (.42)       (.46)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.02)       (.03)         -0-
                                  -------------------------------------------------------
Total dividends and
  distributions ...............      (.46)       (.44)       (.44)       (.45)       (.46)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.08     $  9.72     $  9.67     $ 10.22     $  9.97
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      8.61%       5.32%      (1.19)%      7.17%       9.13%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $17,304     $12,064     $14,111     $13,867     $ 8,517
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.60%       1.51%       1.46%       1.46%       1.46%
  Expenses, before waivers/
    reimbursements ............      2.19%       2.37%       2.43%       2.52%       2.91%
  Net investment income,
    net of waivers/
    reimbursements ............      4.52%       4.81%       4.16%       4.19%       4.75%
Portfolio turnover rate .......        61%        307%        259%         30%        131%

See footnote summary on page 100.


--------------------------------------------------------------------------------
86 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Minnesota Portfolio
                                  -------------------------------------------------------
                                                          Class C
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.72     $  9.67     $ 10.22     $  9.97     $  9.58
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .45         .46         .42         .43         .46
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .39         .03        (.53)        .27         .39
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .84         .49        (.11)        .70         .85
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.45)       (.44)       (.42)       (.43)       (.46)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.02)       (.02)         -0-
                                  -------------------------------------------------------
Total dividends and
  distributions ...............      (.46)       (.44)       (.44)       (.45)       (.46)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.10     $  9.72     $  9.67     $ 10.22     $  9.97
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      8.82%       5.32%      (1.19)%      7.18%       9.13%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $11,434     $ 7,524     $ 9,081     $ 7,716     $ 7,358
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.60%       1.50%       1.45%       1.45%       1.45%
  Expenses, before waivers/
    reimbursements ............      2.19%       2.36%       2.44%       2.48%       2.89%
  Net investment income,
    net of waivers/
    reimbursements ............      4.51%       4.84%       4.17%       4.23%       4.76%
Portfolio turnover rate .......        61%        307%        259%         30%        131%

See footnote summary on page 100.



--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 87

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                    New Jersey Portfolio
                                  -------------------------------------------------------
                                                          Class A
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.92     $  9.93     $ 10.46     $ 10.15     $  9.72
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .52         .52         .49         .51         .51
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .20        (.02)       (.51)        .32         .44
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .72         .50        (.02)        .83         .95
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.52)       (.51)       (.49)       (.51)       (.51)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.02)       (.01)       (.01)
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.53)       (.51)       (.51)       (.52)       (.52)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.11     $  9.92     $  9.93     $ 10.46     $ 10.15
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      7.33%       5.31%       (.29)%      8.36%      10.01%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $80,489     $49,667     $33,109     $22,333     $16,309
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............       .87%        .85%        .82%        .82%        .82%
  Expenses, before waivers/
    reimbursements ............      1.13%       1.23%       1.25%       1.29%       1.34%
  Net investment income,
    net of waivers/
    reimbursements ............      5.04%       5.36%       4.82%       4.93%       5.16%
Portfolio turnover rate .......       111%        224%        131%         35%         61%

See footnote summary on page 100.


--------------------------------------------------------------------------------
88 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                    New Jersey Portfolio
                                  -------------------------------------------------------
                                                          Class B
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                      2001       2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $   9.92    $  9.93     $ 10.46     $ 10.16     $  9.72
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...        .44        .45         .42         .43         .44
Net realized and unrealized
  gain (loss) on investment
  transactions ................        .20       (.02)       (.51)        .32         .45
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............        .64        .43        (.09)        .75         .89
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........       (.44)      (.44)       (.42)       (.43)       (.44)
Distributions in excess of net
  investment income ...........       (.01)       -0-        (.02)       (.02)       (.01)
                                  -------------------------------------------------------
Total dividends and
  distributions ...............       (.45)      (.44)       (.44)       (.45)       (.45)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $  10.11    $  9.92     $  9.93     $ 10.46     $ 10.16
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......       6.56%      4.53%       (.99)%      7.50%       9.32%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $103,889    $62,149     $64,929     $48,027     $38,308
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............       1.57%      1.55%       1.53%       1.53%       1.53%
  Expenses, before waivers/
    reimbursements ............       1.84%      1.94%       1.99%       2.00%       2.04%
  Net investment income,
    net of waivers/
    reimbursements ............       4.33%      4.63%       4.10%       4.23%       4.45%
Portfolio turnover rate .......        111%       224%        131%         35%         61%

See footnote summary on page 100.



--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 89

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                    New Jersey Portfolio
                                  -------------------------------------------------------
                                                          Class C
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.93     $  9.93     $ 10.46     $ 10.16     $  9.72
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .44         .45         .43         .43         .44
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .19        (.01)       (.52)        .32         .45
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .63         .44        (.09)        .75         .89
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.44)       (.44)       (.43)       (.43)       (.44)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.01)       (.02)       (.01)
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.45)       (.44)       (.44)       (.45)       (.45)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.11     $  9.93     $  9.93     $ 10.46     $ 10.16
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      6.45%       4.63%       (.99)%      7.50%       9.32%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $46,025     $31,115     $32,578     $26,018     $21,404
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.57%       1.54%       1.52%       1.52%       1.52%
  Expenses, before waivers/
    reimbursements ............      1.83%       1.93%       1.98%       1.99%       2.03%
  Net investment income,
    net of waivers/
    reimbursements ............      4.34%       4.64%       4.12%       4.23%       4.47%
Portfolio turnover rate .......       111%        224%        131%         35%         61%

See footnote summary on page 100.


--------------------------------------------------------------------------------
90 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       Ohio Portfolio
                                  -------------------------------------------------------
                                                          Class A
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.77     $  9.86     $ 10.45     $ 10.16     $  9.61
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .54         .54         .49         .52         .54
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .23        (.12)       (.55)        .30         .54
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .77         .42        (.06)        .82        1.08
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.53)       (.51)       (.49)       (.52)       (.53)
Distributions in excess of net
  investment income ...........        -0-         -0-       (.04)       (.01)         -0-
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.53)       (.51)       (.53)       (.53)       (.53)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.01     $  9.77     $  9.86     $ 10.45     $ 10.16
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      8.04%       4.54%       (.70)%      8.30%      11.60%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $46,855     $32,490     $27,229     $14,220     $ 7,596
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............       .85%        .76%        .75%        .75%        .75%
  Expenses, before waivers/
    reimbursements ............      1.20%       1.29%       1.30%       1.35%       1.52%
  Net investment income,
    net of waivers/
    reimbursements ............      5.42%       5.57%       4.88%       5.05%       5.49%
Portfolio turnover rate .......        32%        307%        208%         16%        104%

See footnote summary on page 100.



--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 91

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                      Ohio Portfolio
                                  -------------------------------------------------------
                                                          Class B
                                  -------------------------------------------------------
                                                 Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.77     $  9.86     $ 10.45     $ 10.16     $  9.61
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .47         .46         .43         .45         .48
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .24        (.11)       (.57)        .30         .53
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .71         .35        (.14)        .75        1.01
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.47)       (.44)       (.43)       (.45)       (.46)
                                  -------------------------------------------------------
Distributions in excess of net
  investment income ...........        -0-         -0-       (.02)       (.01)         -0-
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.47)       (.44)       (.45)       (.46)       (.46)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.01     $  9.77     $  9.86     $ 10.45     $ 10.16
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      7.33%       3.78%      (1.38)%      7.56%      10.80%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $54,575     $40,812     $49,055     $37,289     $26,821
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.55%       1.47%       1.46%       1.46%       1.46%
  Expenses, before waivers/
    reimbursements ............      1.91%       2.00%       2.01%       2.05%       2.22%
  Net investment income,
    net of waivers/
    reimbursements ............      4.72%       4.84%       4.17%       4.34%       4.81%
Portfolio turnover rate .......        32%        307%        208%         16%        104%

See footnote summary on page 100.


--------------------------------------------------------------------------------
92 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       Ohio Portfolio
                                  -------------------------------------------------------
                                                          Class C
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.77     $  9.86     $ 10.45     $ 10.16     $  9.61
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .47         .47         .43         .45         .47
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .25        (.12)       (.57)        .30         .54
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .72         .35        (.14)        .75        1.01
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.47)       (.44)       (.43)       (.45)       (.46)
Distributions in excess of net
  investment income ...........        -0-         -0-       (.02)       (.01)         -0-
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.47)       (.44)       (.45)       (.46)       (.46)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.02     $  9.77     $  9.86     $ 10.45     $ 10.16
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      7.43%       3.78%      (1.38)%      7.56%      10.80%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $36,500     $22,909     $24,126     $16,685     $14,878
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.55%       1.46%       1.45%       1.45%       1.45%
  Expenses, before waivers/
    reimbursements ............      1.90%       1.99%       2.01%       2.04%       2.20%
  Net investment income,
    net of waivers/
    reimbursements ............      4.71%       4.85%       4.18%       4.36%       4.81%
Portfolio turnover rate .......        32%        307%        208%         16%        104%

See footnote summary on page 100.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 93

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                   Pennsylvania Portfolio
                                  -------------------------------------------------------
                                                          Class A
                                  -------------------------------------------------------
                                                  Year Ended September 30,
                                  -------------------------------------------------------
                                     2001        2000        1999        1998        1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.88     $  9.89     $ 10.66     $ 10.33     $  9.85
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .52         .52         .49         .53         .55
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .55        (.01)       (.73)        .35         .49
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............      1.07         .51        (.24)        .88        1.04
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.52)       (.52)       (.49)       (.53)       (.55)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.04)       (.02)       (.01)
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.53)       (.52)       (.53)       (.55)       (.56)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.42     $  9.88     $  9.89     $ 10.66     $ 10.33
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......     11.11%       5.35%      (2.43)%      8.72%      10.85%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $96,834     $68,288     $62,479     $35,632     $24,948
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............       .95%        .95%        .95%        .95%        .95%
  Expenses, before waivers/
    reimbursements ............      1.16%       1.23%       1.24%       1.29%       1.40%
  Net investment income,
    net of waivers/
    reimbursements ............      5.15%       5.40%       4.68%       5.10%       5.44%
Portfolio turnover rate .......       112%        356%        249%         70%         85%

See footnote summary on page 100.


--------------------------------------------------------------------------------
94 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                  Pennsylvania Portfolio
                                  -------------------------------------------------------
                                                          Class B
                                  -------------------------------------------------------
                                                 Year Ended September 30,
                                  -------------------------------------------------------
                                    2001        2000        1999        1998       1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.88     $  9.89     $ 10.66     $ 10.33     $  9.86
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .45         .45         .41         .46         .47
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .54        (.02)       (.73)        .34         .49
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .99         .43        (.32)        .80         .96
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.45)       (.44)       (.41)       (.46)       (.47)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.04)       (.01)       (.02)
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.46)       (.44)       (.45)       (.47)       (.49)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.41     $  9.88     $  9.89     $ 10.66     $ 10.33
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......     10.25%       4.58%      (3.10)%      7.98%       9.95%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $62,038     $44,713     $52,012     $39,465     $30,078
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.65%       1.66%       1.66%       1.66%       1.66%
  Expenses, before waivers/
    reimbursements ............      1.86%       1.94%       1.98%       2.00%       2.09%
  Net investment income,
    net of waivers/
    reimbursements ............      4.36%       4.69%       3.96%       4.39%       4.72%
Portfolio turnover rate .......       112%        356%        249%         70%         85%

See footnote summary on page 100.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 95

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                  Pennsylvania Portfolio
                                  -------------------------------------------------------
                                                          Class C
                                  -------------------------------------------------------
                                                 Year Ended September 30,
                                  -------------------------------------------------------
                                    2001        2000        1999        1998       1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $  9.88     $  9.89     $ 10.66     $ 10.33     $  9.86
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .45         .46         .41         .46         .47
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .54        (.03)       (.73)        .34         .49
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .99         .43        (.32)        .80         .96
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.45)       (.44)       (.41)       (.46)       (.47)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.04)       (.01)       (.02)
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.46)       (.44)       (.45)       (.47)       (.49)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.41     $  9.88     $  9.89     $ 10.66     $ 10.33
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......     10.25%       4.58%      (3.10)%      7.98%       9.95%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $33,334     $23,306     $27,916     $17,531     $15,486
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.65%       1.65%       1.65%       1.65%       1.65%
  Expenses, before waivers/
    reimbursements ............      1.86%       1.93%       1.98%       1.99%       2.10%
  Net investment income,
    net of waivers/
    reimbursements ............      4.42%       4.71%       3.98%       4.41%       4.73%
Portfolio turnover rate .......       112%        356%        249%         70%         85%

See footnote summary on page 100.


--------------------------------------------------------------------------------
96 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                    Virginia Portfolio
                                  -------------------------------------------------------
                                                          Class A
                                  -------------------------------------------------------
                                                 Year Ended September 30,
                                  -------------------------------------------------------
                                    2001        2000        1999        1998       1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $ 10.35     $ 10.32     $ 11.02     $ 10.90     $ 10.58
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .54         .56         .49         .52         .57
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .20         .02        (.60)        .49         .57
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .74         .58        (.11)       1.01        1.14
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.54)       (.55)       (.49)       (.52)       (.57)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.07)       (.05)         -0-
Distributions from net
  realized gains ..............        -0-         -0-       (.03)       (.32)       (.25)
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.55)       (.55)       (.59)       (.89)       (.82)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.54     $ 10.35     $ 10.32     $ 11.02     $ 10.90
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      7.32%       5.88%      (1.10)%      9.65%      11.32%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $53,306     $37,784     $28,148     $10,315     $ 3,530
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............       .72%        .67%        .67%        .67%        .67%
  Expenses, before waivers/
    reimbursements ............      1.21%       1.26%       1.43%       2.09%       3.57%
  Net investment income,
    net of waivers/
    reimbursements ............      5.18%       5.52%       4.67%       4.84%       5.39%
Portfolio turnover rate .......       134%        289%        311%         62%        258%

See footnote summary on page 100.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 97

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                    Virginia Portfolio
                                  -------------------------------------------------------
                                                          Class B
                                  -------------------------------------------------------
                                                 Year Ended September 30,
                                  -------------------------------------------------------
                                    2001        2000        1999        1998       1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $ 10.34     $ 10.31     $ 11.01     $ 10.90     $ 10.57
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .47         .49         .42         .44         .50
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .20         .02        (.60)        .49         .58
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .67         .51        (.18)        .93        1.08
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.47)       (.48)       (.42)       (.44)       (.50)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.07)       (.06)         -0-
Distributions from net
  realized gains ..............        -0-         -0-       (.03)       (.32)       (.25)
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.48)       (.48)       (.52)       (.82)       (.75)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.53     $ 10.34     $ 10.31     $ 11.01     $ 10.90
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      6.62%       5.16%      (1.73)%      8.85%      10.70%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $69,534     $49,216     $42,007     $15,973     $ 5,020
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.42%       1.37%       1.37%       1.37%       1.37%
  Expenses, before waivers/
    reimbursements ............      1.92%       1.97%       2.20%       2.84%       4.29%
  Net investment income,
    net of waivers/
    reimbursements ............      4.49%       4.83%       3.97%       4.14%       4.68%
Portfolio turnover rate .......       134%        289%        311%         62%        258%

See footnote summary on page 100.


--------------------------------------------------------------------------------
98 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                    Virginia Portfolio
                                  -------------------------------------------------------
                                                          Class C
                                  -------------------------------------------------------
                                                 Year Ended September 30,
                                  -------------------------------------------------------
                                    2001        2000        1999        1998       1997
                                  -------------------------------------------------------
Net asset value,
  beginning of period .........   $ 10.33     $ 10.31     $ 11.01     $ 10.90     $ 10.57
                                  -------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ...       .47         .49         .42         .44         .50
Net realized and unrealized
  gain (loss) on investment
  transactions ................       .20         .01        (.60)        .49         .58
                                  -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............       .67         .50        (.18)        .93        1.08
                                  -------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........      (.47)       (.48)       (.42)       (.44)       (.50)
Distributions in excess of net
  investment income ...........      (.01)         -0-       (.07)       (.06)         -0-
Distributions from net
  realized gains ..............        -0-         -0-       (.03)       (.32)       (.25)
                                  -------------------------------------------------------
Total dividends
  and distributions ...........      (.48)       (.48)       (.52)       (.82)       (.75)
                                  -------------------------------------------------------
Net asset value,
  end of period ...............   $ 10.52     $ 10.33     $ 10.31     $ 11.01     $ 10.90
                                  =======================================================
Total Return
Total investment return based
  on net asset value(c) .......      6.62%       5.06%      (1.73)%      8.85%      10.70%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $24,116     $16,848     $12,962     $ 4,597     $ 1,207
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............      1.42%       1.37%       1.37%       1.37%       1.37%
  Expenses, before waivers/
    reimbursements ............      1.92%       1.96%       2.19%       2.85%       4.25%
  Net investment income,
    net of waivers/
    reimbursements ............      4.48%       4.83%       3.97%       4.11%       4.66%
Portfolio turnover rate .......       134%        289%        311%         62%        258%

See footnote summary on page 100.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 99

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a)   Net of fee waived and expenses reimbursed by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
100 o ALLIANCE MUNICIPAL INCOME FUND II

                                                     ---------------------------
                                                     REPORT OF ERNST & YOUNG LLP
                                                     INDEPENDENT AUDITORS
                                                     ---------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and
Board of Trustees
Alliance Municipal Income Fund II

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund II ("the Fund") (comprising, respectively, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania, and Virginia Portfolios) as of September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund II at September 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
November 9, 2001


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 101

-----------------------
FEDERAL TAX INFORMATION
-----------------------

FEDERAL TAX INFORMATION
(unaudited)

In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" and paid during the fiscal year ended September 30, 2001.

As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2001 calendar year on Form 1099-DIV which will be mailed by January 31, 2002.

                                                       Exempt-Interest
Portfolio                                                    Dividends
--------------------------------------------------------------------------------
Arizona................................................     $5,477,721
Florida................................................      9,757,531
Massachusetts..........................................      6,373,525
Michigan...............................................      2,572,357
Minnesota..............................................      2,304,152
New Jersey.............................................      8,375,701
Ohio ..................................................      5,368,596
Pennsylvania...........................................      7,573,444
Virginia...............................................      5,929,531


--------------------------------------------------------------------------------
102 o ALLIANCE MUNICIPAL INCOME FUND II

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

credit rating

Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a Fund's or an investor's investments.

Treasuries

Negotiable U.S. Government debt obligations, backed by the full faith and credit of the U.S. Government. Treasuries are issued either as bills, notes or bonds, depending on the maturity. Treasuries are exempt from state and local taxes.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 103

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $421 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 37 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 646 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 9/30/01.


--------------------------------------------------------------------------------
104 o ALLIANCE MUNICIPAL INCOME FUND II

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 105

-----------------
BOARD OF TRUSTEES
-----------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Susan P. Keenan, Senior Vice President
David Dowden, Vice President
Terrance Hults, Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
106 o ALLIANCE MUNICIPAL INCOME FUND II

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 107

NOTES


--------------------------------------------------------------------------------
108 o ALLIANCE MUNICIPAL INCOME FUND II

Alliance Municipal Income Fund II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MUNIIIAR901